UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund

Date of reporting period: June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring VT Discovery All Cap Growth Fund
(formerly, Allspring VT Omega Growth Fund)
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT Discovery All Cap Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT Discovery All Cap Growth Fund for the six-month period that ended June 30, 2023. Effective May 1, 2023, the Fund changed its name from Allspring VT Omega Growth Fund to Allspring VT Discovery All Cap Growth Fund. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4  returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT Discovery All Cap Growth Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT Discovery All Cap Growth Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT Discovery All Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	3-6-1997	20.49	9.51	12.13	0.84	0.75
Class 2	7-31-2002	20.14	9.26	11.86	1.09	1.00
Russell 3000 Growth Index [3]	–	26.60	14.39	15.26	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values.
You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT Discovery All Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2023[1]
Microsoft Corp.	11.86
Amazon.com, Inc.	6.22
Alphabet, Inc. Class A	6.17
Visa, Inc. Class A	5.12
UnitedHealth Group, Inc.	3.01
Intuitive Surgical, Inc.	2.36
Cadence Design Systems, Inc.	2.29
ServiceNow, Inc.	2.22
Waste Connections, Inc.	2.15
Dexcom, Inc.	2.06

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring VT Discovery All Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,218.40	$4.13	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,216.90	$5.50	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.63%
Communication services: 10.57%
Entertainment: 3.43%
Endeavor Group Holdings, Inc. Class A†	22,600	$540,592
Spotify Technology SA†	7,100	1,139,905
Warner Music Group Corp. Class A	25,900	675,731
		2,356,228
Interactive media & services: 7.14%
Alphabet, Inc. Class A†	35,400	4,237,380
ZoomInfo Technologies, Inc.†	26,200	665,218
		4,902,598
Consumer discretionary: 15.87%
Automobile components: 1.02%
Aptiv PLC†	6,900	704,421
Automobiles: 1.66%
Ferrari NV	3,500	1,138,235
Broadline retail: 7.94%
Amazon.com, Inc.†	32,740	4,267,986
MercadoLibre, Inc.†	998	1,182,231
		5,450,217
Hotels, restaurants & leisure: 2.41%
Chipotle Mexican Grill, Inc.†	610	1,304,790
DoorDash, Inc. Class A†	4,600	351,532
		1,656,322
Specialty retail: 1.52%
Home Depot, Inc.	3,351	1,040,955
Textiles, apparel & luxury goods: 1.32%
lululemon athletica, Inc.†	2,400	908,400
Financials: 12.41%
Capital markets: 2.59%
Intercontinental Exchange, Inc.	9,300	1,051,644
MarketAxess Holdings, Inc.	2,799	731,715
		1,783,359
Financial services: 8.18%
Adyen NV ADR†	57,000	985,530
Fiserv, Inc.†	8,860	1,117,689
Visa, Inc. Class A	14,790	3,512,329
		5,615,548
Insurance: 1.64%
Progressive Corp.	8,500	1,125,145
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care: 18.18%
Biotechnology: 1.87%
Biogen, Inc.†	1,100	$313,335
Exact Sciences Corp.†	10,300	967,170
		1,280,505
Health care equipment & supplies: 7.08%
Align Technology, Inc.†	2,800	990,192
Dexcom, Inc.†	11,000	1,413,610
Edwards Lifesciences Corp.†	8,900	839,537
Intuitive Surgical, Inc.†	4,740	1,620,796
		4,864,135
Health care providers & services: 3.01%
UnitedHealth Group, Inc.	4,296	2,064,829
Health care technology: 1.53%
Veeva Systems, Inc. Class A†	5,300	1,047,969
Life sciences tools & services: 2.91%
Bio-Techne Corp.	10,600	865,278
Illumina, Inc.†	2,500	468,725
Waters Corp.†	2,500	666,350
		2,000,353
Pharmaceuticals: 1.78%
Zoetis, Inc.	7,100	1,222,691
Industrials: 8.32%
Commercial services & supplies: 3.73%
Tetra Tech, Inc.	6,600	1,080,684
Waste Connections, Inc.	10,346	1,478,754
		2,559,438
Ground transportation: 1.79%
Union Pacific Corp.	6,000	1,227,720
Machinery: 2.80%
Deere & Co.	2,600	1,053,494
RBC Bearings, Inc.†	4,000	869,880
		1,923,374
Information technology: 31.17%
Communications equipment: 2.05%
Motorola Solutions, Inc.	4,800	1,407,744
Electronic equipment, instruments & components: 2.76%
Teledyne Technologies, Inc.†	2,600	1,068,886
Zebra Technologies Corp. Class A†	2,800	828,324
		1,897,210
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
IT services: 3.29%
Globant SA†	4,000	$718,880
MongoDB, Inc.†	2,200	904,178
Snowflake, Inc. Class A†	3,600	633,528
		2,256,586
Semiconductors & semiconductor equipment: 3.72%
Advanced Micro Devices, Inc.†	8,800	1,002,408
Monolithic Power Systems, Inc.	1,400	756,322
Texas Instruments, Inc.	4,400	792,088
		2,550,818
Software: 19.35%
BILL Holdings, Inc.†	5,500	642,675
Cadence Design Systems, Inc.†	6,700	1,571,284
Crowdstrike Holdings, Inc. Class A†	5,200	763,724
Datadog, Inc. Class A†	6,500	639,470
Microsoft Corp.	23,923	8,146,738
ServiceNow, Inc.†	2,710	1,522,939
		13,286,830
Materials: 1.96%
Chemicals: 1.96%
Sherwin-Williams Co.	5,070	1,346,186
Real estate: 1.15%
Specialized REITs : 1.15%
SBA Communications Corp.	3,400	787,984
Total common stocks (Cost $39,091,221)		68,405,800

		Yield
Short-term investments: 0.52%
Investment companies: 0.52%
Allspring Government Money Market Fund Select Class♠∞		5.02%	360,866	360,866
Total short-term investments (Cost $360,866)				360,866
Total investments in securities (Cost $39,452,087)	100.15%			68,766,666
Other assets and liabilities, net	(0.15)			(105,563)
Total net assets	100.00%			$68,661,103

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,283,520	$7,791,410	$(9,714,064)	$0	$0	$360,866	360,866	$26,402
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Discovery All Cap Growth Fund

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $39,091,221)	$68,405,800
Investments in affiliated securities, at value (cost $360,866)	360,866
Receivable for Fund shares sold	151,111
Receivable for dividends	13,610
Prepaid expenses and other assets	1,710
Total assets	68,933,097
Liabilities
Payable for investments purchased	160,075
Payable for Fund shares redeemed	47,576
Management fee payable	30,450
Distribution fee payable	7,365
Administration fees payable	4,717
Accrued expenses and other liabilities	21,811
Total liabilities	271,994
Total net assets	$68,661,103
Net assets consist of
Paid-in capital	$30,548,548
Total distributable earnings	38,112,555
Total net assets	$68,661,103
Computation of net asset value per share
Net assets–Class 1	$31,080,544
Shares outstanding–Class 1[1]	1,221,784
Net asset value per share–Class 1	$25.44
Net assets–Class 2	$37,580,559
Shares outstanding–Class 2[1]	1,554,095
Net asset value per share–Class 2	$24.18

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund  | 13

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,620)	$169,817
Income from affiliated securities	26,402
Total investment income	196,219
Expenses
Management fee	191,182
Administration fees
Class 1	11,406
Class 2	14,085
Distribution fee
Class 2	40,002
Custody and accounting fees	3,304
Professional fees	27,868
Shareholder report expenses	5,427
Trustees’ fees and expenses	7,102
Other fees and expenses	762
Total expenses	301,138
Less: Fee waivers and/or expense reimbursements
Fund-level	(15,271)
Class 1	(2,812)
Net expenses	283,055
Net investment loss	(86,836)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,326,401
Foreign currency and foreign currency translations	62
Net realized gains on investments	2,326,463
Net change in unrealized gains (losses) on investments	10,441,885
Net realized and unrealized gains (losses) on investments	12,768,348
Net increase in net assets resulting from operations	$12,681,512
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Discovery All Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment loss		$(86,836)		$(294,454)
Net realized gains on investments		2,326,463		6,653,356
Net change in unrealized gains (losses) on investments		10,441,885		(44,084,645)
Net increase (decrease) in net assets resulting from operations		12,681,512		(37,725,743)
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(7,399,134)
Class 2		0		(9,021,680)
Total distributions to shareholders		0		(16,420,814)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	15,389	353,544	22,220	566,861
Class 2	32,512	713,124	142,485	4,023,820
		1,066,668		4,590,681
Reinvestment of distributions
Class 1	0	0	326,384	7,399,134
Class 2	0	0	417,671	9,021,680
		0		16,420,814
Payment for shares redeemed
Class 1	(74,852)	(1,705,556)	(187,569)	(5,315,386)
Class 2	(170,049)	(3,743,206)	(305,040)	(10,025,192)
		(5,448,762)		(15,340,578)
Net increase (decrease) in net assets resulting from capital share transactions		(4,382,094)		5,670,917
Total increase (decrease) in net assets		8,299,418		(48,475,640)
Net assets
Beginning of period		60,361,685		108,837,325
End of period		$68,661,103		$60,361,685
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund  | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 1		2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.88	$43.70	$42.28	$31.89	$26.27	$28.99
Net investment loss	(0.02)[1]	(0.08)[1]	(0.19)[1]	(0.07)	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	4.58	(15.54)	6.43	13.27	9.69	0.62
Total from investment operations	4.56	(15.62)	6.24	13.20	9.66	0.59
Distributions to shareholders from
Net realized gains	0.00	(7.20)	(4.82)	(2.81)	(4.04)	(3.31)
Net asset value, end of period	$25.44	$20.88	$43.70	$42.28	$31.89	$26.27
Total return[2]	21.84%	(37.04)%	15.27%	43.41%	37.39%	0.52%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.78%	0.80%	0.82%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.13)%	(0.29)%	(0.43)%	(0.27)%	(0.08)%	(0.10)%
Supplemental data
Portfolio turnover rate	13%	22%	25%	24%	31%	46%
Net assets, end of period (000s omitted)	$31,081	$26,748	$48,949	$50,122	$40,001	$33,043

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Discovery All Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.87	$41.69	$40.43	$30.55	$25.23	$27.91
Net investment loss	(0.04)[1]	(0.14)[1]	(0.28)	(0.17)[1]	(0.10)[1]	(0.11)
Net realized and unrealized gains (losses) on investments	4.35	(14.82)	6.14	12.73	9.29	0.61
Total from investment operations	4.31	(14.96)	5.86	12.56	9.19	0.50
Distributions to shareholders from
Net realized gains	0.00	(6.86)	(4.60)	(2.68)	(3.87)	(3.18)
Net asset value, end of period	$24.18	$19.87	$41.69	$40.43	$30.55	$25.23
Total return[2]	21.69%	(37.20)%	14.97%	43.18%	37.04%	0.28%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.02%	1.04%	1.06%	1.06%
Net expenses	1.00%	0.98%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.38)%	(0.51)%	(0.68)%	(0.52)%	(0.33)%	(0.35)%
Supplemental data
Portfolio turnover rate	13%	22%	25%	24%	31%	46%
Net assets, end of period (000s omitted)	$37,581	$33,614	$59,888	$57,850	$50,843	$48,500

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund  | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $39,460,056 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$34,107,314
Gross unrealized losses	(4,800,704)
Net unrealized gains	$29,306,610
18 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,258,826	$0	$0	$7,258,826
Consumer discretionary	10,898,550	0	0	10,898,550
Financials	8,524,052	0	0	8,524,052
Health care	12,480,482	0	0	12,480,482
Industrials	5,710,532	0	0	5,710,532
Information technology	21,399,188	0	0	21,399,188
Materials	1,346,186	0	0	1,346,186
Real estate	787,984	0	0	787,984
Short-term investments
Investment companies	360,866	0	0	360,866
Total assets	$68,766,666	$0	$0	$68,766,666
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 2023, the Fund did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring VT Discovery All Cap Growth Fund  | 19

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $7,917,199 and $10,369,443, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
20 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT Discovery All Cap Growth Fund  | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

Allspring VT Discovery All Cap Growth Fund  | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT Discovery All Cap Growth Fund  | 25

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery All Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was lower than the average investment performance of the Universe for all periods under review except the five- and ten-year periods, which was in range of the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Growth Index, for all periods under review. The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring VT Discovery All Cap Growth Fund  | 27

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT Discovery All Cap Growth Fund  | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-3tfjlwg9 08-23
SAR0578 06-23

Allspring VT Discovery SMID Cap Growth Fund
(formerly, Allspring VT Discovery Fund)
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT Discovery SMID Cap Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT Discovery SMID Cap Growth Fund for the six-month period that ended June 30, 2023. Effective May 1, 2023, the Fund changed its name from Allspring VT Discovery Fund to Allspring VT Discovery SMID Cap Growth Fund. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4  returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT Discovery SMID Cap Growth Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT Discovery SMID Cap Growth Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT Discovery SMID Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	5-8-1992	20.82	6.26	9.32	1.16	1.15
Russell 2500® Growth Index[3]	–	18.58	7.00	10.38	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]	The Russell 2500® Growth Index measures the performance of those Russell 2500TM companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT Discovery SMID Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2023[1]
Teledyne Technologies, Inc.	2.70
Casella Waste Systems, Inc. Class A	2.50
Tetra Tech, Inc.	2.18
Novanta, Inc.	2.16
MercadoLibre, Inc.	2.02
Globant SA	1.98
Confluent, Inc. Class A	1.96
WNS Holdings Ltd.	1.91
Rexford Industrial Realty, Inc.	1.89
Exact Sciences Corp.	1.82

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring VT Discovery SMID Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 2
Actual	$1,000.00	$1,178.50	$6.16	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.31%
Communication services: 6.73%
Entertainment: 4.29%
Endeavor Group Holdings, Inc. Class A†	58,100	$1,389,752
Liberty Media Corp. Formula One Class C†	32,900	2,476,712
Warner Music Group Corp. Class A	49,500	1,291,455
World Wrestling Entertainment, Inc. Class A	9,100	987,077
		6,144,996
Interactive media & services: 2.44%
IAC, Inc.†	32,272	2,026,682
ZoomInfo Technologies, Inc.†	57,600	1,462,464
		3,489,146
Consumer discretionary: 10.04%
Broadline retail: 3.73%
Global-E Online Ltd.†	59,789	2,447,762
MercadoLibre, Inc.†	2,443	2,893,978
		5,341,740
Hotels, restaurants & leisure: 5.14%
Chipotle Mexican Grill, Inc.†	900	1,925,100
Hyatt Hotels Corp. Class A	11,200	1,283,296
MGM Resorts International†	39,600	1,739,232
Wingstop, Inc.	12,100	2,421,936
		7,369,564
Textiles, apparel & luxury goods: 1.17%
On Holding AG Class A†	50,600	1,669,800
Consumer staples: 2.78%
Personal care products: 2.78%
BellRing Brands, Inc.†	61,000	2,232,600
Coty, Inc. Class A†	141,700	1,741,493
		3,974,093
Financials: 4.72%
Capital markets: 2.64%
MarketAxess Holdings, Inc.	8,300	2,169,786
Morningstar, Inc.	8,200	1,607,774
		3,777,560
Financial services: 2.08%
Jack Henry & Associates, Inc.	10,400	1,740,232
StoneCo Ltd. Class A†	97,919	1,247,488
		2,987,720
Health care: 21.10%
Biotechnology: 5.72%
Ascendis Pharma AS ADR†	9,548	852,159
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
CRISPR Therapeutics AG†	12,527	$703,266
Exact Sciences Corp.†	27,800	2,610,420
Halozyme Therapeutics, Inc.†	8,400	302,988
Mirati Therapeutics, Inc.†	9,600	346,848
Natera, Inc.†	25,800	1,255,428
Sarepta Therapeutics, Inc.†	9,900	1,133,748
TG Therapeutics, Inc.†	39,800	988,632
		8,193,489
Health care equipment & supplies: 9.23%
Dexcom, Inc.†	11,500	1,477,865
ICU Medical, Inc.†	11,000	1,960,090
Inari Medical, Inc.†	21,100	1,226,754
Inspire Medical Systems, Inc.†	7,800	2,532,192
iRhythm Technologies, Inc.†	14,600	1,523,072
PROCEPT BioRobotics Corp.†	19,500	689,325
Shockwave Medical, Inc.†	8,452	2,412,285
TransMedics Group, Inc.†	16,700	1,402,466
		13,224,049
Health care providers & services: 2.84%
HealthEquity, Inc.†	31,600	1,995,224
Option Care Health, Inc.†	63,500	2,063,115
		4,058,339
Life sciences tools & services: 3.31%
Bio-Rad Laboratories, Inc. Class A†	3,200	1,213,184
Bio-Techne Corp.	30,500	2,489,715
Waters Corp.†	3,900	1,039,506
		4,742,405
Industrials: 23.18%
Aerospace & defense: 1.62%
Axon Enterprise, Inc.†	11,900	2,321,928
Building products: 2.50%
Advanced Drainage Systems, Inc.	13,814	1,571,757
Trex Co., Inc.†	30,700	2,012,692
		3,584,449
Commercial services & supplies: 7.19%
Casella Waste Systems, Inc. Class A†	39,634	3,584,895
RB Global, Inc.	28,900	1,734,000
Rollins, Inc.	43,300	1,854,539
Tetra Tech, Inc.	19,100	3,127,434
		10,300,868
Construction & engineering: 1.02%
Valmont Industries, Inc.	5,000	1,455,250
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Ground transportation: 3.04%
J.B. Hunt Transport Services, Inc.	9,700	$1,755,991
Saia, Inc.†	7,600	2,602,316
		4,358,307
Machinery: 1.32%
RBC Bearings, Inc.†	8,700	1,891,989
Professional services: 3.04%
FTI Consulting, Inc.†	8,500	1,616,700
WNS Holdings Ltd. ADR†	37,100	2,735,012
		4,351,712
Trading companies & distributors: 3.45%
SiteOne Landscape Supply, Inc.†	15,161	2,537,345
Watsco, Inc.	6,300	2,403,261
		4,940,606
Information technology: 24.89%
Electronic equipment, instruments & components: 5.66%
Novanta, Inc.†	16,800	3,092,880
Teledyne Technologies, Inc.†	9,400	3,864,434
Zebra Technologies Corp. Class A†	3,900	1,153,737
		8,111,051
IT services: 3.56%
Globant SA†	15,800	2,839,576
MongoDB, Inc.†	5,500	2,260,445
		5,100,021
Semiconductors & semiconductor equipment: 4.70%
Axcelis Technologies, Inc.†	8,200	1,503,306
Entegris, Inc.	15,300	1,695,546
Impinj, Inc.†	18,300	1,640,595
Monolithic Power Systems, Inc.	2,400	1,296,552
Wolfspeed, Inc.†	10,800	600,372
		6,736,371
Software: 10.97%
BILL Holdings, Inc.†	16,966	1,982,477
CCC Intelligent Solutions Holdings, Inc.†	189,700	2,126,537
Confluent, Inc. Class A†	79,300	2,800,083
Fair Isaac Corp.†	1,900	1,537,499
HubSpot, Inc.†	4,200	2,234,778
Olo, Inc. Class A†	119,600	772,616
Tyler Technologies, Inc.†	6,100	2,540,467
Zscaler, Inc.†	11,700	1,711,710
		15,706,167
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Materials: 1.36%
Metals & mining: 1.36%
ATI, Inc.†	44,100	$1,950,543
Real estate: 3.51%
Industrial REITs : 1.89%
Rexford Industrial Realty, Inc.	51,800	2,704,996
Residential REITs : 1.62%
Equity LifeStyle Properties, Inc.	34,745	2,324,093
Total common stocks (Cost $127,566,397)		140,811,252

		Yield
Short-term investments: 2.02%
Investment companies: 2.02%
Allspring Government Money Market Fund Select Class♠∞		5.02%	2,897,975	2,897,975
Total short-term investments (Cost $2,897,975)				2,897,975
Total investments in securities (Cost $130,464,372)	100.33%			143,709,227
Other assets and liabilities, net	(0.33)			(473,696)
Total net assets	100.00%			$143,235,531

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,203,560	$13,680,837	$(14,986,422)	$0	$0	$2,897,975	2,897,975	$88,559
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,012,703	2,067,225	(3,079,832)	(88)	(8)	0	0	6,719 [1]
				$(88)	$(8)	$2,897,975		$95,278

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Discovery SMID Cap Growth Fund

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $127,566,397)	$140,811,252
Investments in affiliated securities, at value (cost $2,897,975)	2,897,975
Receivable for dividends	57,943
Receivable for Fund shares sold	20,622
Prepaid expenses and other assets	1,171
Total assets	143,788,963
Liabilities
Payable for investments purchased	304,461
Payable for Fund shares redeemed	97,452
Management fee payable	92,078
Distribution fee payable	30,652
Administration fee payable	9,852
Accrued expenses and other liabilities	18,937
Total liabilities	553,432
Total net assets	$143,235,531
Net assets consist of
Paid-in capital	$143,783,805
Total distributable loss	(548,274)
Total net assets	$143,235,531
Computation of net asset value per share
Net assets - Class 2	$143,235,531
Shares outstanding - Class 2[1]	7,135,960
Net asset value per share - Class 2	$20.07

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund  | 13

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,208)	$226,155
Income from affiliated securities	89,077
Interest	58
Total investment income	315,290
Expenses
Management fee	507,709
Administration fee - Class 2	54,156
Distribution fee - Class 2	168,149
Custody and accounting fees	6,725
Professional fees	23,931
Shareholder report expenses	1,954
Trustees’ fees and expenses	8,759
Other fees and expenses	1,550
Total expenses	772,933
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,251)
Net expenses	771,682
Net investment loss	(456,392)
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,162,880)
Affiliated securities	(88)
Net realized losses on investments	(5,162,968)
Net change in unrealized gains (losses) on
Unaffiliated securities	27,922,277
Affiliated securities	(8)
Net change in unrealized gains (losses) on investments	27,922,269
Net realized and unrealized gains (losses) on investments	22,759,301
Net increase in net assets resulting from operations	$22,302,909
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Discovery SMID Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment loss		$(456,392)		$(1,349,369)
Net realized losses on investments		(5,162,968)		(8,063,767)
Net change in unrealized gains (losses) on investments		27,922,269		(72,996,282)
Net increase (decrease) in net assets resulting from operations		22,302,909		(82,409,418)
Distributions to shareholders from
Net investment income and net realized gains - Class 2		0		(51,108,273)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	142,534	2,653,072	576,216	14,275,381
Reinvestment of distributions - Class 2	0	0	2,801,989	51,108,273
Payment for shares redeemed - Class 2	(477,442)	(8,963,834)	(1,073,835)	(25,445,459)
Net increase (decrease) in net assets resulting from capital share transactions		(6,310,762)		39,938,195
Total increase (decrease) in net assets		15,992,147		(93,579,496)
Net assets
Beginning of period		127,243,384		220,822,880
End of period		$143,235,531		$127,243,384
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund  | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.03	$42.74	$48.73	$32.85	$26.14	$31.74
Net investment loss	(0.06)	(0.18)	(0.48)	(0.34)	(0.25)	(0.17)
Net realized and unrealized gains (losses) on investments	3.10	(15.32)	(1.89)	19.54	10.47	(1.39)
Total from investment operations	3.04	(15.50)	(2.37)	19.20	10.22	(1.56)
Distributions to shareholders from
Net realized gains	0.00	(10.21)	(3.62)	(3.32)	(3.51)	(4.04)
Net asset value, end of period	$20.07	$17.03	$42.74	$48.73	$32.85	$26.14
Total return[1]	17.85%	(37.85)%	(5.04)%	62.65%	39.02%	(7.06)%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.16%	1.13%	1.14%	1.16%	1.16%
Net expenses	1.14%	1.15%	1.13%	1.14%	1.15%	1.15%
Net investment loss	(0.67)%	(0.91)%	(1.03)%	(0.93)%	(0.79)%	(0.55)%
Supplemental data
Portfolio turnover rate	23%	51%	57%	47%	71%	60%
Net assets, end of period (000s omitted)	$143,236	$127,243	$220,823	$255,954	$168,489	$125,806

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund) (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery SMID Cap Growth Fund  | 17

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $130,352,214 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,056,370
Gross unrealized losses	(13,699,357)
Net unrealized gains	$13,357,013
As of December 31, 2022, the Fund had capital loss carryforwards which consist of $6,935,996 in short-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,634,142	$0	$0	$9,634,142
Consumer discretionary	14,381,104	0	0	14,381,104
Consumer staples	3,974,093	0	0	3,974,093
Financials	6,765,280	0	0	6,765,280
Health care	30,218,282	0	0	30,218,282
Industrials	33,205,109	0	0	33,205,109
Information technology	35,653,610	0	0	35,653,610
Materials	1,950,543	0	0	1,950,543
Real estate	5,029,089	0	0	5,029,089
Short-term investments
Investment companies	2,897,975	0	0	2,897,975
Total assets	$143,709,227	$0	$0	$143,709,227
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 2023, the Fund did not have transfers into/out of Level 3.
18 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $30,296,610 and $35,376,766, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
Allspring VT Discovery SMID Cap Growth Fund  | 19

Notes to financial statements (unaudited)
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
20 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Discovery SMID Cap Growth Fund  | 21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

22 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT Discovery SMID Cap Growth Fund  | 23

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

24 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Discovery SMID Cap Growth Fund  | 25

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 2500™ Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

26 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Discovery SMID Cap Growth Fund  | 27

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

28 | Allspring VT Discovery SMID Cap Growth Fund

 | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-z5bp4enp 08-23
SAR3221 06-23

Allspring VT Index Asset Allocation Fund
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT Index Asset Allocation Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT Index Asset Allocation Fund for the six-month period that ended June 30, 2023. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT Index Asset Allocation Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT Index Asset Allocation Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT Index Asset Allocation Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers
Kandarp R. Acharya, CFA, FRM, Petros N. Bocray, CFA, FRM, Manjunath Boraiah, John R. Campbell, CFA,
Travis L. Keshemberg, CFA, CIPM, FRM, David Neal, CFA, Nick Toporkov, Ph.D., CFA, Robert M. Wicentowski,
CFA, Limin Xiao, Ph.D., CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	9.39	7.35	8.55	1.16	1.00
Index Asset Allocation Blended Index[3]	–	10.75	7.88	9.02	–	–
Bloomberg U.S. Treasury Index[4]	–	-2.13	0.44	0.96	–	–
S&P 500 Index[5]	–	19.59	12.31	12.86	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]
Source:  Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index.
Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You
cannot invest directly in an index.

[4]	The Bloomberg U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.
[5]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT Index Asset Allocation Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2023[1]
Apple, Inc.	4.95
Microsoft Corp.	4.37
Amazon.com, Inc.	2.01
NVIDIA Corp.	1.81
U.S. Treasury Notes, 1.38%, 10-31-2028	1.52
Alphabet, Inc. Class A	1.23
Tesla, Inc.	1.22
U.S. Treasury Notes, 1.38%, 11-15-2031	1.17
Meta Platforms, Inc. Class A	1.09
Alphabet, Inc. Class C	1.07

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allocation (%) as of June 30, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	60	60
Bond Funds	40	44
Effective Cash	0	(4)

[1]
Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

Allspring VT Index Asset Allocation Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 2
Actual	$1,000.00	$1,100.30	$5.21	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 64.12%
Communication services: 5.38%
Diversified telecommunication services: 0.46%
AT&T, Inc.	8,168	$130,280
Verizon Communications, Inc.	4,803	178,623
		308,903
Entertainment: 0.89%
Activision Blizzard, Inc.†	817	68,873
Electronic Arts, Inc.	298	38,650
Live Nation Entertainment, Inc.†	164	14,942
Netflix, Inc.†	508	223,769
Take-Two Interactive Software, Inc.†	181	26,636
Walt Disney Co.†	2,088	186,417
Warner Bros Discovery, Inc.†	2,533	31,764
		591,051
Interactive media & services: 3.41%
Alphabet, Inc. Class A†	6,788	812,524
Alphabet, Inc. Class C†	5,839	706,344
Match Group, Inc.†	318	13,308
Meta Platforms, Inc. Class A†	2,528	725,485
		2,257,661
Media: 0.48%
Charter Communications, Inc. Class A†	119	43,717
Comcast Corp. Class A	4,752	197,446
Fox Corp. Class A	307	10,438
Fox Corp. Class B	156	4,975
Interpublic Group of Cos., Inc.	441	17,014
News Corp. Class A	435	8,483
News Corp. Class B	134	2,642
Omnicom Group, Inc.	228	21,694
Paramount Global Class B	579	9,212
		315,621
Wireless telecommunication services: 0.14%
T-Mobile U.S., Inc.†	658	91,396
Consumer discretionary: 6.83%
Automobile components: 0.07%
Aptiv PLC†	309	31,546
BorgWarner, Inc.	268	13,108
		44,654
Automobiles: 1.41%
Ford Motor Co.	4,490	67,934
General Motors Co.	1,588	61,233
Tesla, Inc.†	3,078	805,728
		934,895
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Broadline retail: 2.07%
Amazon.com, Inc.†	10,199	$1,329,542
eBay, Inc.	611	27,305
Etsy, Inc.†	141	11,930
		1,368,777
Distributors: 0.09%
Genuine Parts Co.	161	27,246
LKQ Corp.	290	16,898
Pool Corp.	45	16,859
		61,003
Hotels, restaurants & leisure: 1.33%
Booking Holdings, Inc.†	42	113,414
Caesars Entertainment, Inc.†	246	12,539
Carnival Corp.†	1,148	21,617
Chipotle Mexican Grill, Inc.†	32	68,448
Darden Restaurants, Inc.	138	23,057
Domino’s Pizza, Inc.	40	13,480
Expedia Group, Inc.†	163	17,830
Hilton Worldwide Holdings, Inc.	302	43,956
Las Vegas Sands Corp.†	375	21,750
Marriott International, Inc. Class A	295	54,188
McDonald’s Corp.	834	248,874
MGM Resorts International†	345	15,152
Norwegian Cruise Line Holdings Ltd.†	485	10,558
Royal Caribbean Cruises Ltd.†	251	26,039
Starbucks Corp.	1,310	129,769
Wynn Resorts Ltd.	118	12,462
Yum! Brands, Inc.	320	44,336
		877,469
Household durables: 0.24%
D.R. Horton, Inc.	355	43,200
Garmin Ltd.	175	18,251
Lennar Corp. Class A	290	36,340
Mohawk Industries, Inc.†	60	6,189
Newell Brands, Inc.	431	3,750
NVR, Inc.†	3	19,052
PulteGroup, Inc.	255	19,808
Whirlpool Corp.	63	9,374
		155,964
Leisure products: 0.01%
Hasbro, Inc.	149	9,651
Specialty retail: 1.34%
Advance Auto Parts, Inc.	68	4,780
AutoZone, Inc.†	21	52,361
Bath & Body Works, Inc.	262	9,825
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Co., Inc.	222	$18,193
CarMax, Inc.†	181	15,150
Home Depot, Inc.	1,157	359,410
Lowe’s Cos., Inc.	681	153,702
O’Reilly Automotive, Inc.†	70	66,871
Ross Stores, Inc.	391	43,843
TJX Cos., Inc.	1,316	111,584
Tractor Supply Co.	125	27,637
Ulta Beauty, Inc.†	57	26,824
		890,180
Textiles, apparel & luxury goods: 0.27%
NIKE, Inc. Class B	1,408	155,401
Ralph Lauren Corp.	47	5,795
Tapestry, Inc.	265	11,342
VF Corp.	377	7,197
		179,735
Consumer staples: 4.28%
Beverages: 1.08%
Brown-Forman Corp. Class B	209	13,957
Coca-Cola Co.	4,447	267,798
Constellation Brands, Inc. Class A	184	45,288
Keurig Dr Pepper, Inc.	962	30,082
Molson Coors Beverage Co. Class B	215	14,156
Monster Beverage Corp.†	873	50,145
PepsiCo, Inc.	1,574	291,536
		712,962
Consumer staples distribution & retail: 1.17%
Costco Wholesale Corp.	507	272,959
Dollar General Corp.	250	42,445
Dollar Tree, Inc.†	238	34,153
Kroger Co.	746	35,062
Sysco Corp.	579	42,962
Target Corp.	527	69,511
Walgreens Boots Alliance, Inc.	818	23,305
Walmart, Inc.	1,603	251,959
		772,356
Food products: 0.67%
Archer-Daniels-Midland Co.	622	46,998
Bunge Ltd.	172	16,228
Campbell Soup Co.	229	10,467
Conagra Brands, Inc.	545	18,377
General Mills, Inc.	671	51,466
Hershey Co.	168	41,950
Hormel Foods Corp.	331	13,313
J M Smucker Co.	122	18,016
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Food products (continued)
Kellogg Co.	294	$19,816
Kraft Heinz Co.	911	32,340
Lamb Weston Holdings, Inc.	166	19,082
McCormick & Co., Inc.	287	25,035
Mondelez International, Inc. Class A	1,556	113,495
Tyson Foods, Inc. Class A	326	16,639
		443,222
Household products: 0.88%
Church & Dwight Co., Inc.	279	27,964
Clorox Co.	141	22,425
Colgate-Palmolive Co.	948	73,034
Kimberly-Clark Corp.	385	53,153
Procter & Gamble Co.	2,693	408,636
		585,212
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	265	52,041
Tobacco: 0.40%
Altria Group, Inc.	2,040	92,412
Philip Morris International, Inc.	1,773	173,080
		265,492
Energy: 2.64%
Energy equipment & services: 0.23%
Baker Hughes Co.	1,157	36,573
Halliburton Co.	1,031	34,013
Schlumberger NV	1,629	80,016
		150,602
Oil, gas & consumable fuels: 2.41%
APA Corp.	353	12,062
Chevron Corp.	1,991	313,284
ConocoPhillips†	1,383	143,292
Coterra Energy, Inc.	865	21,884
Devon Energy Corp.	733	35,433
Diamondback Energy, Inc.	207	27,191
EOG Resources, Inc.	668	76,446
EQT Corp.	413	16,987
Exxon Mobil Corp.	4,619	495,388
Hess Corp.	316	42,960
Kinder Morgan, Inc.	2,253	38,797
Marathon Oil Corp.	706	16,252
Marathon Petroleum Corp.	485	56,551
Occidental Petroleum Corp.	821	48,275
ONEOK, Inc.	511	31,539
Phillips 66	524	49,979
Pioneer Natural Resources Co.	267	55,317
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Targa Resources Corp.	258	$19,634
Valero Energy Corp.	413	48,445
Williams Cos., Inc.	1,392	45,421
		1,595,137
Financials: 7.96%
Banks: 1.92%
Bank of America Corp.	7,922	227,282
Citigroup, Inc.	2,224	102,393
Citizens Financial Group, Inc.	553	14,422
Comerica, Inc.	150	6,354
Fifth Third Bancorp	778	20,391
Huntington Bancshares, Inc.	1,649	17,776
JPMorgan Chase & Co.	3,339	485,624
KeyCorp	1,069	9,878
M&T Bank Corp.	190	23,515
PNC Financial Services Group, Inc.	456	57,433
Regions Financial Corp.	1,072	19,103
Truist Financial Corp.	1,522	46,193
U.S. Bancorp	1,594	52,666
Wells Fargo & Co.	4,287	182,969
Zions Bancorp NA	169	4,539
		1,270,538
Capital markets: 1.70%
Ameriprise Financial, Inc.	119	39,527
Bank of New York Mellon Corp.	820	36,506
BlackRock, Inc.	171	118,185
Cboe Global Markets, Inc.	121	16,699
Charles Schwab Corp.	1,698	96,243
CME Group, Inc.	411	76,154
FactSet Research Systems, Inc.	44	17,629
Franklin Resources, Inc.	326	8,708
Goldman Sachs Group, Inc.	380	122,565
Intercontinental Exchange, Inc.	640	72,371
Invesco Ltd.	523	8,792
MarketAxess Holdings, Inc.	43	11,241
Moody’s Corp.	180	62,590
Morgan Stanley	1,488	127,075
MSCI, Inc.	91	42,705
Nasdaq, Inc.	387	19,292
Northern Trust Corp.	238	17,645
Raymond James Financial, Inc.	218	22,622
S&P Global, Inc.	375	150,334
State Street Corp.	382	27,955
T Rowe Price Group, Inc.	257	28,789
		1,123,627
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 13

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.33%
American Express Co.	679	$118,282
Capital One Financial Corp.	436	47,685
Discover Financial Services	290	33,887
Synchrony Financial	490	16,621
		216,475
Financial services: 2.69%
Berkshire Hathaway, Inc. Class B†	2,038	694,958
Fidelity National Information Services, Inc.	677	37,032
Fiserv, Inc.†	705	88,936
FleetCor Technologies, Inc.†	84	21,091
Global Payments, Inc.	299	29,457
Jack Henry & Associates, Inc.	83	13,888
Mastercard, Inc. Class A	956	375,995
PayPal Holdings, Inc.†	1,275	85,081
Visa, Inc. Class A	1,849	439,100
		1,785,538
Insurance: 1.32%
Aflac, Inc.	628	43,834
Allstate Corp.	300	32,712
American International Group, Inc.	827	47,586
Aon PLC Class A	233	80,432
Arch Capital Group Ltd.†	426	31,886
Arthur J Gallagher & Co.	245	53,795
Assurant, Inc.	61	7,669
Brown & Brown, Inc.	269	18,518
Chubb Ltd.	473	91,081
Cincinnati Financial Corp.	180	17,518
Everest Re Group Ltd.	49	16,751
Globe Life, Inc.	102	11,181
Hartford Financial Services Group, Inc.	354	25,495
Lincoln National Corp.	176	4,534
Loews Corp.	216	12,826
Marsh & McLennan Cos., Inc.	565	106,265
MetLife, Inc.	735	41,549
Principal Financial Group, Inc.	258	19,567
Progressive Corp.	669	88,555
Prudential Financial, Inc.	417	36,788
Travelers Cos., Inc.	264	45,846
W R Berkley Corp.	229	13,639
Willis Towers Watson PLC	122	28,731
		876,758
Health care: 8.61%
Biotechnology: 1.23%
AbbVie, Inc.	2,016	271,616
Amgen, Inc.	611	135,654
Biogen, Inc.†	165	47,000
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	1,425	$109,825
Incyte Corp.†	212	13,197
Moderna, Inc.†	375	45,562
Regeneron Pharmaceuticals, Inc.†	123	88,380
Vertex Pharmaceuticals, Inc.†	294	103,462
		814,696
Health care equipment & supplies: 1.86%
Abbott Laboratories	1,987	216,623
Align Technology, Inc.†	81	28,645
Baxter International, Inc.	578	26,334
Becton Dickinson & Co.	325	85,803
Boston Scientific Corp.†	1,643	88,870
Cooper Cos., Inc.	57	21,855
Dentsply Sirona Inc.	243	9,725
Dexcom, Inc.†	443	56,930
Edwards Lifesciences Corp.†	693	65,371
GE HealthCare Technologies, Inc.	447	36,314
Hologic, Inc.†	281	22,752
IDEXX Laboratories, Inc.†	95	47,712
Insulet Corp.†	80	23,067
Intuitive Surgical, Inc.†	400	136,776
Medtronic PLC	1,520	133,912
ResMed, Inc.	168	36,708
STERIS PLC	113	25,423
Stryker Corp.	386	117,765
Teleflex, Inc.	54	13,069
Zimmer Biomet Holdings, Inc.	238	34,653
		1,228,307
Health care providers & services: 1.85%
AmerisourceBergen Corp.	185	35,600
Cardinal Health, Inc.	291	27,520
Centene Corp.†	627	42,291
Cigna Group	338	94,843
CVS Health Corp.	1,465	101,275
DaVita, Inc.†	63	6,330
Elevance Health, Inc.	271	120,403
HCA Healthcare, Inc.	236	71,621
Henry Schein, Inc.†	150	12,165
Humana, Inc.	143	63,940
Laboratory Corp. of America Holdings	101	24,374
McKesson Corp.	155	66,233
Molina Healthcare, Inc.†	67	20,183
Quest Diagnostics, Inc.	128	17,992
UnitedHealth Group, Inc.	1,064	511,401
Universal Health Services, Inc. Class B	72	11,359
		1,227,530
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 15

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Life sciences tools & services: 1.01%
Agilent Technologies, Inc.	338	$40,644
Bio-Rad Laboratories, Inc. Class A†	24	9,099
Bio-Techne Corp.	180	14,693
Charles River Laboratories International, Inc.†	58	12,195
Danaher Corp.	759	182,160
Illumina, Inc.†	181	33,936
IQVIA Holdings, Inc.†	212	47,651
Mettler-Toledo International, Inc.†	25	32,791
Revvity, Inc.	143	16,987
Thermo Fisher Scientific, Inc.	441	230,092
Waters Corp.†	67	17,858
West Pharmaceutical Services, Inc.	85	32,510
		670,616
Pharmaceuticals: 2.66%
Bristol-Myers Squibb Co.	2,400	153,480
Catalent, Inc.†	206	8,932
Eli Lilly & Co.	900	422,082
Johnson & Johnson	2,969	491,429
Merck & Co., Inc.	2,899	334,516
Organon & Co.	291	6,056
Pfizer, Inc.	6,450	236,586
Viatris, Inc.	1,370	13,672
Zoetis, Inc.	528	90,927
		1,757,680
Industrials: 5.51%
Aerospace & defense: 1.07%
Axon Enterprise, Inc.†	80	15,610
Boeing Co.†	646	136,409
General Dynamics Corp.	257	55,294
Howmet Aerospace, Inc.	420	20,815
Huntington Ingalls Industries, Inc.	46	10,470
L3Harris Technologies, Inc.	216	42,286
Lockheed Martin Corp.	258	118,778
Northrop Grumman Corp.	163	74,295
Raytheon Technologies Corp.	1,669	163,495
Textron, Inc.	230	15,555
TransDigm Group, Inc.	60	53,650
		706,657
Air freight & logistics: 0.37%
CH Robinson Worldwide, Inc.	133	12,548
Expeditors International of Washington, Inc.	175	21,198
FedEx Corp.	264	65,446
United Parcel Service, Inc. Class B	828	148,419
		247,611
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Building products: 0.28%
A O Smith Corp.	142	$10,335
Allegion PLC	100	12,002
Carrier Global Corp.	954	47,423
Johnson Controls International PLC	784	53,422
Masco Corp.	257	14,746
Trane Technologies PLC	261	49,919
		187,847
Commercial services & supplies: 0.33%
Cintas Corp.	99	49,211
Copart, Inc.†	490	44,693
Republic Services, Inc.	235	35,995
Rollins, Inc.	265	11,350
Waste Management, Inc.	423	73,356
		214,605
Construction & engineering: 0.05%
Quanta Services, Inc.	166	32,611
Electrical equipment: 0.37%
AMETEK, Inc.	263	42,574
Eaton Corp. PLC	455	91,501
Emerson Electric Co.	653	59,025
Generac Holdings, Inc.†	71	10,588
Rockwell Automation, Inc.	131	43,158
		246,846
Ground transportation: 0.51%
CSX Corp.	2,323	79,214
J.B. Hunt Transport Services, Inc.	95	17,198
Norfolk Southern Corp.	260	58,958
Old Dominion Freight Line, Inc.	103	38,084
Union Pacific Corp.	697	142,620
		336,074
Industrial conglomerates: 0.54%
3M Co.	630	63,057
General Electric Co.	1,244	136,653
Honeywell International, Inc.	760	157,700
		357,410
Machinery: 1.14%
Caterpillar, Inc.	589	144,924
Cummins, Inc.	162	39,716
Deere & Co.	308	124,799
Dover Corp.	160	23,624
Fortive Corp.	404	30,207
IDEX Corp.	86	18,512
Illinois Tool Works, Inc.	316	79,051
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 17

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	462	$30,196
Nordson Corp.	61	15,139
Otis Worldwide Corp.	472	42,013
PACCAR, Inc.	597	49,939
Parker-Hannifin Corp.	147	57,336
Pentair plc	188	12,145
Snap-on, Inc.	60	17,291
Stanley Black & Decker, Inc.	175	16,399
Westinghouse Air Brake Technologies Corp.	206	22,592
Xylem, Inc.	273	30,745
		754,628
Passenger airlines: 0.15%
Alaska Air Group, Inc.†	146	7,764
American Airlines Group, Inc.†	746	13,383
Delta Air Lines, Inc.†	734	34,895
Southwest Airlines Co.	680	24,623
United Airlines Holdings, Inc.†	375	20,576
		101,241
Professional services: 0.53%
Automatic Data Processing, Inc.	472	103,741
Broadridge Financial Solutions, Inc.	135	22,360
Ceridian HCM Holding, Inc.†	177	11,854
CoStar Group, Inc.†	467	41,563
Equifax, Inc.	140	32,942
Jacobs Solutions, Inc.	145	17,239
Leidos Holdings, Inc.	157	13,891
Paychex, Inc.	367	41,056
Paycom Software, Inc.	56	17,990
Robert Half International, Inc.	123	9,252
Verisk Analytics, Inc.	165	37,295
		349,183
Trading companies & distributors: 0.17%
Fastenal Co.	652	38,462
United Rentals, Inc.	79	35,184
WW Grainger, Inc.	51	40,218
		113,864
Information technology: 18.12%
Communications equipment: 0.55%
Arista Networks, Inc.†	285	46,187
Cisco Systems, Inc.	4,680	242,143
F5, Inc.†	69	10,092
Juniper Networks, Inc.	367	11,498
Motorola Solutions, Inc.	192	56,310
		366,230
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.39%
Amphenol Corp. Class A	680	$57,766
CDW Corp.	154	28,259
Corning, Inc.	874	30,625
Keysight Technologies, Inc.†	204	34,160
TE Connectivity Ltd.	360	50,457
Teledyne Technologies, Inc.†	54	22,200
Trimble, Inc.†	283	14,982
Zebra Technologies Corp. Class A†	59	17,454
		255,903
IT services: 0.74%
Accenture PLC Class A	722	222,795
Akamai Technologies, Inc.†	174	15,637
Cognizant Technology Solutions Corp. Class A	580	37,862
DXC Technology Co.†	260	6,947
EPAM Systems, Inc.†	66	14,834
Gartner, Inc.†	90	31,528
International Business Machines Corp.	1,037	138,761
VeriSign, Inc.†	103	23,275
		491,639
Semiconductors & semiconductor equipment: 4.72%
Advanced Micro Devices, Inc.†	1,840	209,594
Analog Devices, Inc.	578	112,600
Applied Materials, Inc.	966	139,626
Broadcom, Inc.	476	412,897
Enphase Energy, Inc.†	157	26,294
First Solar, Inc.†	114	21,670
Intel Corp.	4,766	159,375
KLA Corp.	157	76,148
Lam Research Corp.	153	98,358
Microchip Technology, Inc.	626	56,083
Micron Technology, Inc.	1,250	78,888
Monolithic Power Systems, Inc.	51	27,552
NVIDIA Corp.	2,826	1,195,455
NXP Semiconductors NV	297	60,790
ON Semiconductor Corp.†	493	46,628
Qorvo, Inc.†	114	11,631
QUALCOMM, Inc.	1,273	151,538
Skyworks Solutions, Inc.	182	20,146
SolarEdge Technologies, Inc.†	64	17,219
Teradyne, Inc.	177	19,705
Texas Instruments, Inc.	1,037	186,681
		3,128,878
Software: 6.62%
Adobe, Inc.†	524	256,231
ANSYS, Inc.†	99	32,697
Autodesk, Inc.†	245	50,129
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 19

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems, Inc.†	312	$73,170
Fair Isaac Corp.†	29	23,467
Fortinet, Inc.†	745	56,315
Gen Digital, Inc.	650	12,058
Intuit, Inc.	321	147,079
Microsoft Corp.	8,495	2,892,887
Oracle Corp.	1,758	209,360
Palo Alto Networks, Inc.†	346	88,406
PTC, Inc.†	122	17,361
Roper Technologies, Inc.	122	58,658
Salesforce, Inc.†	1,119	236,400
ServiceNow, Inc.†	233	130,939
Synopsys, Inc.†	174	75,761
Tyler Technologies, Inc.†	48	19,991
		4,380,909
Technology hardware, storage & peripherals: 5.10%
Apple, Inc.	16,893	3,276,735
Hewlett Packard Enterprise Co.	1,481	24,881
HP, Inc.	990	30,403
NetApp, Inc.	244	18,642
Seagate Technology Holdings PLC	220	13,611
Western Digital Corp.†	366	13,882
		3,378,154
Materials: 1.60%
Chemicals: 1.10%
Air Products & Chemicals, Inc.	254	76,081
Albemarle Corp.	134	29,894
Celanese Corp.	114	13,201
CF Industries Holdings, Inc.	223	15,481
Corteva, Inc.	812	46,527
Dow, Inc.	808	43,034
DuPont de Nemours, Inc.	524	37,434
Eastman Chemical Co.	136	11,386
Ecolab, Inc.	283	52,833
FMC Corp.	143	14,921
International Flavors & Fragrances, Inc.	291	23,161
Linde PLC	559	213,024
LyondellBasell Industries NV Class A	290	26,631
Mosaic Co.	379	13,265
PPG Industries, Inc.	269	39,893
Sherwin-Williams Co.	268	71,159
		727,925
Construction materials: 0.10%
Martin Marietta Materials, Inc.	71	32,780
Vulcan Materials Co.	152	34,267
		67,047
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Containers & packaging: 0.14%
Amcor PLC	1,681	$16,776
Avery Dennison Corp.	92	15,806
Ball Corp.	359	20,897
International Paper Co.	397	12,629
Packaging Corp. of America	103	13,612
Sealed Air Corp.	165	6,600
Westrock Co.	293	8,518
		94,838
Metals & mining: 0.26%
Freeport-McMoRan, Inc.	1,638	65,520
Newmont Corp.	908	38,735
Nucor Corp.	287	47,062
Steel Dynamics, Inc.	183	19,934
		171,251
Real estate: 1.54%
Health care REITs: 0.12%
Healthpeak Properties, Inc.	625	12,562
Ventas, Inc.	457	21,602
Welltower, Inc.	568	45,946
		80,110
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	813	13,683
Industrial REITs : 0.20%
Prologis, Inc.	1,055	129,375
Office REITs : 0.05%
Alexandria Real Estate Equities, Inc.	180	20,428
Boston Properties, Inc.	163	9,387
		29,815
Real estate management & development: 0.04%
CBRE Group, Inc. Class A†	355	28,652
Residential REITs : 0.22%
AvalonBay Communities, Inc.	162	30,662
Camden Property Trust	122	13,282
Equity Residential	390	25,728
Essex Property Trust, Inc.	73	17,104
Invitation Homes, Inc.	664	22,842
Mid-America Apartment Communities, Inc.	133	20,197
UDR, Inc.	354	15,208
		145,023
Retail REITs : 0.18%
Federal Realty Investment Trust	84	8,129
Kimco Realty Corp.	708	13,962
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 21

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Retail REITs (continued)
Realty Income Corp.	769	$45,978
Regency Centers Corp.	176	10,872
Simon Property Group, Inc.	374	43,189
		122,130
Specialized REITs : 0.71%
American Tower Corp.	532	103,176
Crown Castle, Inc.	495	56,400
Digital Realty Trust, Inc.	333	37,919
Equinix, Inc.	107	83,882
Extra Space Storage, Inc.	154	22,923
Iron Mountain, Inc.	333	18,921
Public Storage	181	52,830
SBA Communications Corp.	124	28,738
VICI Properties, Inc.	1,147	36,050
Weyerhaeuser Co.	837	28,048
		468,887
Utilities: 1.65%
Electric utilities: 1.08%
Alliant Energy Corp.	287	15,062
American Electric Power Co., Inc.	588	49,510
Constellation Energy Corp.	371	33,965
Duke Energy Corp.	881	79,061
Edison International	438	30,419
Entergy Corp.	242	23,564
Evergy, Inc.	262	15,306
Eversource Energy	399	28,297
Exelon Corp.	1,136	46,281
FirstEnergy Corp.	622	24,183
NextEra Energy, Inc.	2,312	171,550
NRG Energy, Inc.	263	9,834
PG&E Corp.†	1,847	31,916
Pinnacle West Capital Corp.	129	10,508
PPL Corp.	842	22,279
Southern Co.	1,246	87,531
Xcel Energy, Inc.	629	39,105
		718,371
Gas utilities: 0.03%
Atmos Energy Corp.	165	19,196
Independent power and renewable electricity producers: 0.02%
AES Corp.	765	15,858
Multi-utilities: 0.47%
Ameren Corp.	300	24,501
CenterPoint Energy, Inc.	721	21,017
CMS Energy Corp.	333	19,564
Consolidated Edison, Inc.	396	35,798
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Multi-utilities (continued)
Dominion Energy, Inc.	955	$49,460
DTE Energy Co.	235	25,855
NiSource, Inc.	472	12,909
Public Service Enterprise Group, Inc.	570	35,688
Sempra Energy	360	52,412
WEC Energy Group, Inc.	360	31,766
		308,970
Water utilities: 0.05%
American Water Works Co., Inc.	222	31,691
Total common stocks (Cost $20,092,426)		42,458,861

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 32.71%
U.S. Treasury Bonds	1.13%	5-15-2040	$199,000	129,000
U.S. Treasury Bonds	1.13	8-15-2040	145,000	93,230
U.S. Treasury Bonds	1.25	5-15-2050	60,000	33,738
U.S. Treasury Bonds	1.38	11-15-2040	87,000	58,208
U.S. Treasury Bonds	1.38	8-15-2050	151,000	87,739
U.S. Treasury Bonds	1.63	11-15-2050	87,000	54,028
U.S. Treasury Bonds	1.88	2-15-2041	208,000	151,052
U.S. Treasury Bonds	1.88	2-15-2051	221,000	146,335
U.S. Treasury Bonds	1.88	11-15-2051	105,000	69,308
U.S. Treasury Bonds	2.00	8-15-2051	629,000	428,776
U.S. Treasury Bonds	2.25	5-15-2041	201,000	154,801
U.S. Treasury Bonds	2.25	8-15-2046	106,000	77,442
U.S. Treasury Bonds	2.25	8-15-2049	108,000	78,465
U.S. Treasury Bonds	2.25	2-15-2052	70,000	50,586
U.S. Treasury Bonds	2.38	5-15-2051	224,000	166,539
U.S. Treasury Bonds	2.50	2-15-2045	116,000	89,809
U.S. Treasury Bonds	2.50	2-15-2046	106,000	81,591
U.S. Treasury Bonds	2.50	5-15-2046	105,000	80,739
U.S. Treasury Bonds	2.75	8-15-2047	101,000	81,242
U.S. Treasury Bonds	2.75	11-15-2047	100,000	80,434
U.S. Treasury Bonds	2.88	8-15-2045	115,000	94,897
U.S. Treasury Bonds	2.88	11-15-2046	154,000	126,924
U.S. Treasury Bonds	3.00	11-15-2044	114,000	96,468
U.S. Treasury Bonds	3.00	5-15-2045	116,000	97,970
U.S. Treasury Bonds	3.00	11-15-2045	115,000	96,982
U.S. Treasury Bonds	3.00	2-15-2047	106,000	89,247
U.S. Treasury Bonds	3.00	5-15-2047	104,000	87,575
U.S. Treasury Bonds	3.00	2-15-2048	114,000	96,121
U.S. Treasury Bonds	3.00	8-15-2048	121,000	102,084
U.S. Treasury Bonds	3.00	2-15-2049	140,000	118,393
U.S. Treasury Bonds	3.13	11-15-2041	37,000	32,582
U.S. Treasury Bonds	3.13	8-15-2044	115,000	99,515
U.S. Treasury Bonds	3.13	5-15-2048	123,000	106,102
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 23

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$99,168
U.S. Treasury Bonds	3.38	11-15-2048	135,000	122,001
U.S. Treasury Bonds	3.50	2-15-2039	29,000	27,781
U.S. Treasury Bonds	3.63	2-15-2044	113,000	105,867
U.S. Treasury Bonds	3.75	8-15-2041	36,000	34,772
U.S. Treasury Bonds	3.88	8-15-2040	37,000	36,712
U.S. Treasury Bonds	4.25	5-15-2039	31,000	32,412
U.S. Treasury Bonds	4.25	11-15-2040	40,000	41,597
U.S. Treasury Bonds	4.38	2-15-2038	133,000	141,541
U.S. Treasury Bonds	4.38	11-15-2039	35,000	37,056
U.S. Treasury Bonds	4.38	5-15-2040	35,000	36,981
U.S. Treasury Bonds	4.38	5-15-2041	33,000	34,729
U.S. Treasury Bonds	4.50	2-15-2036	26,000	28,059
U.S. Treasury Bonds	4.50	5-15-2038	21,000	22,612
U.S. Treasury Bonds	4.50	8-15-2039	33,000	35,472
U.S. Treasury Bonds	4.63	2-15-2040	38,000	41,438
U.S. Treasury Bonds	4.75	2-15-2037	103,000	113,944
U.S. Treasury Bonds	4.75	2-15-2041	44,000	48,574
U.S. Treasury Bonds	5.00	5-15-2037	102,000	115,495
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,311
U.S. Treasury Bonds	5.25	2-15-2029	33,000	34,810
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,940
U.S. Treasury Bonds	5.50	8-15-2028	35,000	37,095
U.S. Treasury Bonds	6.00	2-15-2026	42,000	43,403
U.S. Treasury Bonds	6.13	11-15-2027	49,000	52,658
U.S. Treasury Bonds	6.13	8-15-2029	25,000	27,752
U.S. Treasury Bonds	6.25	5-15-2030	21,000	23,820
U.S. Treasury Bonds	6.38	8-15-2027	21,000	22,631
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,789
U.S. Treasury Bonds	6.63	2-15-2027	108,000	116,037
U.S. Treasury Bonds	6.75	8-15-2026	21,000	22,359
U.S. Treasury Bonds	6.88	8-15-2025	251,000	261,520
U.S. Treasury Bonds	7.63	2-15-2025	115,000	119,456
U.S. Treasury Notes	0.25	5-15-2024	185,000	176,899
U.S. Treasury Notes	0.25	5-31-2025	132,000	120,795
U.S. Treasury Notes	0.25	6-30-2025	142,000	129,686
U.S. Treasury Notes	0.25	7-31-2025	147,000	133,764
U.S. Treasury Notes	0.25	8-31-2025	153,000	138,812
U.S. Treasury Notes	0.25	10-31-2025	176,000	158,840
U.S. Treasury Notes	0.38	4-30-2025	126,000	115,930
U.S. Treasury Notes	0.38	11-30-2025	181,000	163,381
U.S. Treasury Notes	0.38	1-31-2026	191,000	171,482
U.S. Treasury Notes	0.38	7-31-2027	134,000	114,633
U.S. Treasury Notes	0.38	9-30-2027	155,000	131,920
U.S. Treasury Notes	0.50	3-31-2025	120,000	111,000
U.S. Treasury Notes	0.50	2-28-2026	193,000	173,368
U.S. Treasury Notes	0.50	4-30-2027	98,000	84,938
U.S. Treasury Notes	0.50	5-31-2027	111,000	95,967
The accompanying notes are an integral part of these financial statements.
24 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	0.50%	6-30-2027	$122,000	$105,187
U.S. Treasury Notes	0.50	8-31-2027	142,000	121,820
U.S. Treasury Notes	0.50	10-31-2027	783,000	668,303
U.S. Treasury Notes	0.63	3-31-2027	81,000	70,717
U.S. Treasury Notes	0.63	11-30-2027	574,000	491,600
U.S. Treasury Notes	0.63	5-15-2030	178,000	142,595
U.S. Treasury Notes	0.63	8-15-2030	222,000	176,863
U.S. Treasury Notes	0.75	4-30-2026	194,000	174,691
U.S. Treasury Notes	0.75	5-31-2026	194,000	174,259
U.S. Treasury Notes	0.88	11-15-2030	132,000	106,817
U.S. Treasury Notes	1.00	7-31-2028	315,000	270,162
U.S. Treasury Notes	1.13	2-28-2025	118,000	110,602
U.S. Treasury Notes	1.13	2-28-2027	127,000	113,328
U.S. Treasury Notes	1.25	8-31-2024	104,000	99,194
U.S. Treasury Notes	1.25	4-30-2028	25,000	21,840
U.S. Treasury Notes	1.25	9-30-2028	150,000	129,850
U.S. Treasury Notes	1.25	8-15-2031	351,000	288,039
U.S. Treasury Notes	1.38	1-31-2025	105,000	99,024
U.S. Treasury Notes	1.38	8-31-2026	95,000	86,443
U.S. Treasury Notes	1.38	10-31-2028	1,160,000	1,009,200
U.S. Treasury Notes	1.38	11-15-2031	940,000	775,096
U.S. Treasury Notes	1.50	11-30-2024	477,000	452,889
U.S. Treasury Notes	1.50	8-15-2026	102,000	93,230
U.S. Treasury Notes	1.50	1-31-2027	98,000	88,770
U.S. Treasury Notes	1.50	2-15-2030	209,000	179,005
U.S. Treasury Notes	1.63	2-15-2026	168,000	155,689
U.S. Treasury Notes	1.63	5-15-2026	105,000	96,883
U.S. Treasury Notes	1.63	10-31-2026	94,000	85,966
U.S. Treasury Notes	1.63	11-30-2026	97,000	88,562
U.S. Treasury Notes	1.63	8-15-2029	157,000	136,903
U.S. Treasury Notes	1.75	6-30-2024	106,000	102,236
U.S. Treasury Notes	1.75	7-31-2024	110,000	105,798
U.S. Treasury Notes	1.75	12-31-2026	99,000	90,674
U.S. Treasury Notes	1.75	11-15-2029	178,000	156,084
U.S. Treasury Notes	1.88	8-31-2024	125,000	120,098
U.S. Treasury Notes	1.88	6-30-2026	98,000	90,949
U.S. Treasury Notes	1.88	7-31-2026	99,000	91,660
U.S. Treasury Notes	2.00	5-31-2024	333,000	322,802
U.S. Treasury Notes	2.00	6-30-2024	123,000	118,945
U.S. Treasury Notes	2.00	2-15-2025	289,000	275,092
U.S. Treasury Notes	2.00	8-15-2025	220,000	207,548
U.S. Treasury Notes	2.00	11-15-2026	170,000	157,243
U.S. Treasury Notes	2.13	7-31-2024	123,000	118,781
U.S. Treasury Notes	2.13	11-30-2024	119,000	113,961
U.S. Treasury Notes	2.13	5-15-2025	234,000	222,227
U.S. Treasury Notes	2.13	5-31-2026	97,000	90,721
U.S. Treasury Notes	2.25	10-31-2024	121,000	116,283
U.S. Treasury Notes	2.25	11-15-2024	290,000	278,491
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 25

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	2.25%	12-31-2024	$33,000	$31,597
U.S. Treasury Notes	2.25	11-15-2025	219,000	206,904
U.S. Treasury Notes	2.25	3-31-2026	99,000	93,157
U.S. Treasury Notes	2.25	2-15-2027	196,000	182,257
U.S. Treasury Notes	2.25	8-15-2027	101,000	93,366
U.S. Treasury Notes	2.25	11-15-2027	99,000	91,184
U.S. Treasury Notes	2.38	8-15-2024	289,000	279,664
U.S. Treasury Notes	2.38	4-30-2026	98,000	92,415
U.S. Treasury Notes	2.38	5-15-2027	164,000	152,712
U.S. Treasury Notes	2.38	5-15-2029	90,000	82,055
U.S. Treasury Notes	2.50	5-15-2024	281,000	273,953
U.S. Treasury Notes	2.50	5-31-2024	100,000	97,395
U.S. Treasury Notes	2.50	1-31-2025	116,000	111,328
U.S. Treasury Notes	2.50	2-28-2026	97,000	91,942
U.S. Treasury Notes	2.63	3-31-2025	114,000	109,427
U.S. Treasury Notes	2.63	1-31-2026	95,000	90,410
U.S. Treasury Notes	2.63	2-15-2029	181,000	167,715
U.S. Treasury Notes	2.75	2-28-2025	121,000	116,571
U.S. Treasury Notes	2.75	6-30-2025	119,000	114,166
U.S. Treasury Notes	2.75	8-31-2025	122,000	116,863
U.S. Treasury Notes	2.75	2-15-2028	189,000	177,623
U.S. Treasury Notes	2.75	8-15-2032	680,000	623,395
U.S. Treasury Notes	2.88	4-30-2025	114,000	109,778
U.S. Treasury Notes	2.88	5-31-2025	117,000	112,612
U.S. Treasury Notes	2.88	6-15-2025	100,000	96,191
U.S. Treasury Notes	2.88	7-31-2025	118,000	113,441
U.S. Treasury Notes	2.88	11-30-2025	96,000	92,010
U.S. Treasury Notes	2.88	5-15-2028	178,000	167,953
U.S. Treasury Notes	2.88	8-15-2028	190,000	178,971
U.S. Treasury Notes	3.00	10-31-2025	76,000	73,097
U.S. Treasury Notes	3.13	11-15-2028	226,000	215,291
U.S. Treasury Notes	3.50	2-15-2033	115,000	112,017
U.S. Treasury Notes	4.13	11-15-2032	110,000	112,406
Total U.S. Treasury securities (Cost $23,986,104)				21,661,115
The accompanying notes are an integral part of these financial statements.
26 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.89%
Investment companies: 2.89%
Allspring Government Money Market Fund Select Class♠∞		5.02%	1,915,966	$1,915,966
Total short-term investments (Cost $1,915,966)				1,915,966
Total investments in securities (Cost $45,994,496)	99.72%			66,035,942
Other assets and liabilities, net	0.28			183,578
Total net assets	100.00%			$66,219,520

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,238,925	$2,980,338	$(3,303,297)	$0	$0	$1,915,966	1,915,966	$49,226
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Bond	1	9-20-2023	$126,831	$126,906	$75	$0
Ultra Long Term U.S. Treasury Bond	2	9-20-2023	272,240	272,438	198	0
2-Year U.S. Treasury Notes	1	9-29-2023	206,034	203,344	0	(2,690)
5-Year U.S. Treasury Notes	4	9-29-2023	435,495	428,375	0	(7,120)
10-Year U.S. Treasury Notes	23	9-20-2023	2,626,215	2,582,109	0	(44,106)
Short
Micro E-Mini S&P 500 Index	(118)	9-15-2023	(2,610,127)	(2,648,068)	0	(37,941)
					$273	$(91,857)
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 27

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $44,078,530)	$64,119,976
Investments in affiliated securities, at value (cost $1,915,966)	1,915,966
Cash	240
Cash at broker segregated for futures contracts	160,731
Receivable for dividends and interest	163,896
Receivable for daily variation margin on open futures contracts	6,484
Receivable for Fund shares sold	146
Prepaid expenses and other assets	17,021
Total assets	66,384,460
Liabilities
Payable for Fund shares redeemed	77,528
Management fee payable	27,026
Payable for daily variation margin on open futures contracts	16,731
Custody and accounting fees payable	16,010
Distribution fee payable	14,044
Professional fees payable	8,290
Administration fee payable	4,594
Accrued expenses and other liabilities	717
Total liabilities	164,940
Total net assets	$66,219,520
Net assets consist of
Paid-in capital	$45,395,921
Total distributable earnings	20,823,599
Total net assets	$66,219,520
Computation of net asset value per share
Net assets - Class 2	$66,219,520
Shares outstanding - Class 2[1]	3,634,582
Net asset value per share - Class 2	$18.22

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
28 | Allspring VT Index Asset Allocation Fund

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $91)	$332,849
Interest	262,593
Income from affiliated securities	49,226
Total investment income	644,668
Expenses
Management fee	191,348
Administration fee - Class 2	25,513
Distribution fee - Class 2	77,861
Custody and accounting fees	8,980
Professional fees	26,211
Shareholder report expenses	3,493
Trustees’ fees and expenses	9,682
Other fees and expenses	9,914
Total expenses	353,002
Less: Fee waivers and/or expense reimbursements
Fund-level	(34,072)
Net expenses	318,930
Net investment income	325,738
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	406,091
Futures contracts	(145,732)
Net realized gains on investments	260,359
Net change in unrealized gains (losses) on
Unaffiliated securities	5,596,091
Futures contracts	(50,687)
Net change in unrealized gains (losses) on investments	5,545,404
Net realized and unrealized gains (losses) on investments	5,805,763
Net increase in net assets resulting from operations	$6,131,501
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 29

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment income		$325,738		$499,771
Net realized gains on investments		260,359		1,953,790
Net change in unrealized gains (losses) on investments		5,545,404		(16,170,071)
Net increase (decrease) in net assets resulting from operations		6,131,501		(13,716,510)
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(391,144)		(8,395,776)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	17,934	314,081	49,560	962,547
Reinvestment of distributions - Class 2	22,394	391,144	483,089	8,395,776
Payment for shares redeemed - Class 2	(158,150)	(2,753,830)	(406,491)	(7,787,408)
Net increase (decrease) in net assets resulting from capital share transactions		(2,048,605)		1,570,915
Total increase (decrease) in net assets		3,691,752		(20,541,371)
Net assets
Beginning of period		62,527,768		83,069,139
End of period		$66,219,520		$62,527,768
The accompanying notes are an integral part of these financial statements.
30 | Allspring VT Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.66	$22.91	$21.88	$20.55	$18.42	$20.45
Net investment income	0.09	0.14	0.10	0.16	0.22	0.20
Net realized and unrealized gains (losses) on investments	1.58	(3.95)	3.25	3.04	3.42	(0.70)
Total from investment operations	1.67	(3.81)	3.35	3.20	3.64	(0.50)
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.13)	(0.17)	(0.22)	(0.20)
Net realized gains	0.00	(2.32)	(2.19)	(1.70)	(1.29)	(1.33)
Total distributions to shareholders	(0.11)	(2.44)	(2.32)	(1.87)	(1.51)	(1.53)
Net asset value, end of period	$18.22	$16.66	$22.91	$21.88	$20.55	$18.42
Total return[1]	10.03%	(17.02)%	16.00%	16.59%	20.16%	(2.90)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.15%	1.13%	1.14%	1.05%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.02%	0.72%	0.46%	0.78%	1.07%	0.94%
Supplemental data
Portfolio turnover rate	3%	9%	7%	21%	4%	10%
Net assets, end of period (000s omitted)	$66,220	$62,528	$83,069	$78,791	$72,193	$68,851

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund  | 31

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date.  The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
32 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $46,739,545 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,150,760
Gross unrealized losses	(3,945,947)
Net unrealized gains	$19,204,813
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund  | 33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,564,632	$0	$0	$3,564,632
Consumer discretionary	4,522,328	0	0	4,522,328
Consumer staples	2,831,285	0	0	2,831,285
Energy	1,745,739	0	0	1,745,739
Financials	5,272,936	0	0	5,272,936
Health care	5,698,829	0	0	5,698,829
Industrials	3,648,577	0	0	3,648,577
Information technology	12,001,713	0	0	12,001,713
Materials	1,061,061	0	0	1,061,061
Real estate	1,017,675	0	0	1,017,675
Utilities	1,094,086	0	0	1,094,086
U.S. Treasury securities	21,661,115	0	0	21,661,115
Short-term investments
Investment companies	1,915,966	0	0	1,915,966
	66,035,942	0	0	66,035,942
Futures contracts	273	0	0	273
Total assets	$66,036,215	$0	$0	$66,036,215

Liabilities
Futures contracts	$91,857	$0	$0	$91,857
Total liabilities	$91,857	$0	$0	$91,857
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
34 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC,is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,712,639	$349,181	$2,730,612	$994,728
6.
DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2023, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $5,885,600 in long futures contracts and $1,266,126 in short futures contracts during the six months ended June 30, 2023.
The fair value of derivative instruments as of June 30, 2023 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$273 *	$0 *	$273
Liability derivatives
Futures contracts	$53,916 *	$37,941 *	$91,857

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of June 30, 2023 is reported separately on the  Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Interest rate risk	Equity risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$(17,901)	$(127,831)	$(145,732)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(16,876)	$(33,811)	$(50,687)
Allspring VT Index Asset Allocation Fund  | 35

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
36 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Index Asset Allocation Fund  | 37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

38 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT Index Asset Allocation Fund  | 39

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Index Asset Allocation Fund  | 41

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review, except that the investment performance of the Fund was lower than the average investment performance of the Universe for the one-year period. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Index Asset Allocation Blended Index, for all periods under review, except that the investment performance of the Fund was lower than the investment performance of its benchmark index for the one-year period.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

42 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Index Asset Allocation Fund  | 43

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

44 | Allspring VT Index Asset Allocation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-wcmfnwqd 08-23
SAR0360 06-23

Allspring VT International Equity Fund
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT International Equity Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT International Equity Fund for the six-month period that ended June 30, 2023. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4  returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT International Equity Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT International Equity Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT International Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Venkateshwar (Venk) Lal, Dale A.Winner, CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	8-17-1998	14.53	2.38	4.37	1.24	0.70
Class 2	7-31-2002	14.28	2.06	4.08	1.49	0.95
MSCI ACWI ex USA Index (Net)[3]	–	12.72	3.52	4.75	–	–
MSCI ACWI ex USA Value Index (Net)[4]	–	12.19	2.65	3.70	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.69% for Class 1 shares and 0.94% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]
The MSCI ACWI ex USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries excluding the U.S. The value investment style characteristics for index construction are defined using three variables:  book value to price, 12-month forward earnings to price, and dividend yield. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT International Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2023[1]
ING Groep NV	3.43
ORIX Corp.	3.28
Mitsubishi UFJ Financial Group, Inc.	3.25
Samsung Electronics Co. Ltd.	3.11
Sanofi	3.02
Informa PLC	3.00
Quebecor, Inc. Class B	2.88
Orange SA	2.86
SNC-Lavalin Group, Inc.	2.84
Rheinmetall AG	2.71

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of June 30, 2023[1]

39%
Europe
25%
Asia/Pacific ex-Japan
16%
Japan
12%
North America
6%
Latin America
2%
Africa/Middle East

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring VT International Equity Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,102.40	$3.60	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,098.80	$4.89	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT International Equity Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.29%
Australia: 1.80%
Qantas Airways Ltd. (Industrials, Passenger airlines)	266,850	$1,105,857
Brazil: 3.40%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels)†	139,800	871,524
CPFL Energia SA (Utilities, Electric utilities)	169,000	1,213,798
		2,085,322
Canada: 5.72%
Quebecor, Inc. Class B (Communication services, Media)	71,752	1,768,411
SNC-Lavalin Group, Inc. (Industrials, Construction & engineering)	66,300	1,739,140
		3,507,551
China: 10.68%
China Resources Land Ltd. (Real estate, Real estate management & development)	252,000	1,072,427
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	252,600	985,659
LONGi Green Energy Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	152,218	602,266
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	199,598	1,622,472
Oppein Home Group, Inc. Class A (Consumer discretionary, Household durables)	31,440	415,358
Topsports International Holdings Ltd. (Consumer discretionary, Specialty retail)	1,070,000	930,925
Xinyi Glass Holdings Ltd. (Industrials, Building products)	591,000	923,921
		6,553,028
Denmark: 2.57%
Danske Bank AS (Financials, Banks)	64,788	1,578,002
France: 9.51%
CIE de Saint-Gobain (Industrials, Building products)	4,035	245,676
Orange SA (Communication services, Diversified telecommunication services)	150,206	1,755,374
Sanofi (Health care, Pharmaceuticals)	17,175	1,848,988
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure)	12,581	1,385,386
Worldline SA (Financials, Financial services)	16,264	595,588
		5,831,012
Germany: 7.68%
Fresenius SE & Co. KGaA (Health care, Health care providers & services)	23,678	656,751
ING Groep NV (Financials, Banks)	156,098	2,104,450
Rheinmetall AG (Industrials, Aerospace & defense)	6,075	1,664,260
Siemens AG (Industrials, Industrial conglomerates)	1,715	285,892
		4,711,353
India: 1.09%
Tech Mahindra Ltd. (Information technology, IT services)	48,157	666,746
Ireland: 3.13%
Greencore Group PLC (Consumer staples, Food products)†	423,549	393,210
ICON PLC (Health care, Life sciences tools & services)†	6,101	1,526,470
		1,919,680
The accompanying notes are an integral part of these financial statements.
Allspring VT International Equity Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Isle of Man (U.K.): 1.62%
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	61,668	$997,157
Israel: 1.57%
Check Point Software Technologies Ltd. (Information technology, Software)†	7,654	961,495
Italy: 2.50%
Prysmian SpA (Industrials, Electrical equipment)	4,782	200,001
UniCredit SpA (Financials, Banks)	57,368	1,334,011
		1,534,012
Japan: 15.54%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	40,800	1,583,033
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	15,300	911,622
Hitachi Ltd. (Industrials, Industrial conglomerates)	24,300	1,510,889
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	270,300	1,992,401
ORIX Corp. (Financials, Financial services)	110,400	2,013,275
Resonac Holdings Corp. (Materials, Chemicals)	93,500	1,519,020
		9,530,240
Luxembourg: 2.67%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)	580,100	1,640,403
Mexico: 2.68%
America Movil SAB de CV Series B (Communication services, Wireless telecommunication services)	1,512,100	1,641,340
Netherlands: 2.67%
NN Group NV (Financials, Insurance)	44,317	1,640,512
South Korea: 4.35%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	1,377	1,908,827
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	21,395	757,078
		2,665,905
Switzerland: 0.07%
Siemens Energy AG (Industrials, Electrical equipment)	2,465	43,586
Thailand: 4.07%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)	963,600	930,850
SCB X PCL (Financials, Banks)	519,300	1,563,553
		2,494,403
United Kingdom: 7.18%
ConvaTec Group PLC (Health care, Health care equipment & supplies)	386,633	1,008,365
Informa PLC (Communication services, Media)	199,091	1,838,241
Shell PLC (Energy, Oil, gas & consumable fuels)	52,150	1,555,721
		4,402,327
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT International Equity Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
United States: 7.79%
Axalta Coating Systems Ltd. (Materials, Chemicals)†	44,795	$1,469,724
Baker Hughes Co. (Energy, Energy equipment & services)	36,130	1,142,069
Gentex Corp. (Consumer discretionary, Automobile components)	38,224	1,118,434
Nomad Foods Ltd. (Consumer staples, Food products)†	59,720	1,046,295
		4,776,522
Total common stocks (Cost $59,513,188)		60,286,453

		Yield
Short-term investments: 2.34%
Investment companies: 2.34%
Allspring Government Money Market Fund Select Class♠∞		5.02%	1,433,591	1,433,591
Total short-term investments (Cost $1,433,591)				1,433,591
Total investments in securities (Cost $60,946,779)	100.63%			61,720,044
Other assets and liabilities, net	(0.63)			(386,066)
Total net assets	100.00%			$61,333,978

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,439,313	$13,667,635	$(13,673,357)	$0	$0	$1,433,591	1,433,591	$28,692
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,372,447	1,891,300	(3,263,629)	(118)	0	0	0	1,777 [1]
				$(118)	$0	$1,433,591		$30,469

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
Allspring VT International Equity Fund  | 11

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $59,513,188)	$60,286,453
Investments in affiliated securities, at value (cost $1,433,591)	1,433,591
Foreign currency, at value (cost $141,895)	142,032
Receivable for investments sold	291,413
Receivable for dividends	273,873
Receivable for Fund shares sold	1,116
Prepaid expenses and other assets	1,209
Total assets	62,429,687
Liabilities
Payable for investments purchased	1,018,044
Payable for Fund shares redeemed	29,991
Management fee payable	15,603
Distribution fee payable	10,386
Administration fees payable	4,239
Contingent tax liability	446
Accrued expenses and other liabilities	17,000
Total liabilities	1,095,709
Total net assets	$61,333,978
Net assets consist of
Paid-in capital	$60,911,944
Total distributable earnings	422,034
Total net assets	$61,333,978
Computation of net asset value per share
Net assets–Class 1	$13,260,633
Shares outstanding–Class 1[1]	7,258,469
Net asset value per share–Class 1	$1.83
Net assets–Class 2	$48,073,345
Shares outstanding–Class 2[1]	25,393,859
Net asset value per share–Class 2	$1.89

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT International Equity Fund

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $130,421)	$978,945
Income from affiliated securities	28,973
Interest	502
Total investment income	1,008,420
Expenses
Management fee	241,987
Administration fees
Class 1	5,159
Class 2	19,040
Distribution fee
Class 2	59,442
Custody and accounting fees	30,744
Professional fees	41,956
Shareholder report expenses	1,868
Trustees’ fees and expenses	8,219
Other fees and expenses	1,738
Total expenses	410,153
Less: Fee waivers and/or expense reimbursements
Fund-level	(141,939)
Net expenses	268,214
Net investment income	740,206
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	999,728
Affiliated securities	(118)
Foreign currency and foreign currency translations	16,058
Net realized gains on investments	1,015,668
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $446)	3,798,353
Foreign currency and foreign currency translations	5,716
Net change in unrealized gains (losses) on investments	3,804,069
Net realized and unrealized gains (losses) on investments	4,819,737
Net increase in net assets resulting from operations	$5,559,943
The accompanying notes are an integral part of these financial statements.
Allspring VT International Equity Fund  | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment income		$740,206		$1,218,499
Net realized gains on investments		1,015,668		49,447
Net change in unrealized gains (losses) on investments		3,804,069		(9,529,985)
Net increase (decrease) in net assets resulting from operations		5,559,943		(8,262,039)
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(541,184)
Class 2		0		(1,784,190)
Total distributions to shareholders		0		(2,325,374)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	328,802	582,716	333,410	598,170
Class 2	229,436	425,916	733,332	1,309,787
		1,008,632		1,907,957
Reinvestment of distributions
Class 1	0	0	342,521	541,184
Class 2	0	0	1,087,921	1,784,190
		0		2,325,374
Payment for shares redeemed
Class 1	(582,599)	(1,027,616)	(1,347,073)	(2,306,169)
Class 2	(1,785,056)	(3,279,119)	(2,880,110)	(5,031,532)
		(4,306,735)		(7,337,701)
Net decrease in net assets resulting from capital share transactions		(3,298,103)		(3,104,370)
Total increase (decrease) in net assets		2,261,840		(13,691,783)
Net assets
Beginning of period		59,072,138		72,763,921
End of period		$61,333,978		$59,072,138
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT International Equity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 1		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.67	$1.96	$1.85	$1.83	$2.85	$5.34
Net investment income	0.02 [1]	0.04	0.04	0.03 [1]	0.06 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.14	(0.26)	0.10	0.04	0.34	(0.77)
Total from investment operations	0.16	(0.22)	0.14	0.07	0.40	(0.67)
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.03)	(0.05)	(0.13)	(0.61)
Net realized gains	0.00	0.00	0.00	0.00	(1.29)	(1.21)
Total distributions to shareholders	0.00	(0.07)	(0.03)	(0.05)	(1.42)	(1.82)
Net asset value, end of period	$1.83	$1.67	$1.96	$1.85	$1.83	$2.85
Total return[2]	9.58%	(10.95)%	7.39%	4.31%	16.14%	(16.86)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.22%	1.13%	1.13%	1.13%	1.12%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	2.66%	2.15%	2.07%	1.59%	2.55%	2.41%
Supplemental data
Portfolio turnover rate	37%	63%	65%	80%	48%	51%
Net assets, end of period (000s omitted)	$13,261	$12,509	$16,019	$17,459	$19,872	$19,315

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
Allspring VT International Equity Fund  | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.73	$2.03	$1.91	$1.89	$2.89	$5.38
Net investment income	0.02 [1]	0.04	0.04	0.03 [1]	0.05 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.14	(0.27)	0.10	0.03	0.36	(0.78)
Total from investment operations	0.16	(0.23)	0.14	0.06	0.41	(0.69)
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.02)	(0.04)	(0.12)	(0.59)
Net realized gains	0.00	0.00	0.00	0.00	(1.29)	(1.21)
Total distributions to shareholders	0.00	(0.07)	(0.02)	(0.04)	(1.41)	(1.80)
Net asset value, end of period	$1.89	$1.73	$2.03	$1.91	$1.89	$2.89
Total return[2]	9.25%	(11.37)%	7.43%	3.83%	16.10%	(17.28)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.47%	1.38%	1.38%	1.38%	1.30%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	2.39%	1.90%	1.83%	1.34%	2.30%	1.82%
Supplemental data
Portfolio turnover rate	37%	63%	65%	80%	48%	51%
Net assets, end of period (000s omitted)	$48,073	$46,563	$56,744	$57,167	$61,907	$59,004

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT International Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT International Equity Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest
Allspring VT International Equity Fund  | 17

Notes to financial statements (unaudited)
or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $61,508,615 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,127,896
Gross unrealized losses	(5,916,467)
Net unrealized gains	$211,429
As of December 31, 2022, the Fund had capital loss carryforwards which consisted of $2,114,887 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
18 | Allspring VT International Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,105,857	$0	$1,105,857
Brazil	2,085,322	0	0	2,085,322
Canada	3,507,551	0	0	3,507,551
China	0	6,553,028	0	6,553,028
Denmark	0	1,578,002	0	1,578,002
France	0	5,831,012	0	5,831,012
Germany	0	4,711,353	0	4,711,353
India	0	666,746	0	666,746
Ireland	1,919,680	0	0	1,919,680
Isle of Man (U.K.)	0	997,157	0	997,157
Israel	961,495	0	0	961,495
Italy	0	1,534,012	0	1,534,012
Japan	0	9,530,240	0	9,530,240
Luxembourg	0	1,640,403	0	1,640,403
Mexico	1,641,340	0	0	1,641,340
Netherlands	0	1,640,512	0	1,640,512
South Korea	0	2,665,905	0	2,665,905
Switzerland	0	43,586	0	43,586
Thailand	930,850	1,563,553	0	2,494,403
United Kingdom	0	4,402,327	0	4,402,327
United States	4,776,522	0	0	4,776,522
Short-term investments
Investment companies	1,433,591	0	0	1,433,591
Total assets	$17,256,351	$44,463,693	$0	$61,720,044
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 2023, the Fund did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring VT International Equity Fund  | 19

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class 1	0.69%
Class 2	0.94
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $21,759,192 and $23,222,945, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Asia/Pacific ex-Japan and Europe. A fund that invests a substantial portion of its assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring VT International Equity Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT International Equity Fund  | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring VT International Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

Allspring VT International Equity Fund  | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24 | Allspring VT International Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT International Equity Fund  | 25

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, 1a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring VT International Equity Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was lower than the average investment performance of the Universe for all periods under review except the 10-year period, which was in range of the investment performance of the Universe.  The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the MSCI ACWI ex USA Index (Net), for the one-year period, lower than the average investment performance of the benchmark index for the three- and five-year periods, and in range of the investment performance of the benchmark index for the ten-year period.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the Fund’s expense Group for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring VT International Equity Fund  | 27

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring VT International Equity Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT International Equity Fund  | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-cdakepmt 08-23
SAR3008 06-23

Allspring VT Opportunity Fund
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT Opportunity Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT Opportunity Fund for the six-month period that ended June 30, 2023. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT Opportunity Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT Opportunity Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT Opportunity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kurt Gunderson, Christopher G. Miller, CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	8-26-2011	21.00	10.99	11.42	0.87	0.75
Class 2	5-8-1992	20.67	10.71	11.14	1.12	1.00
Russell 3000® Index[3]	–	18.95	11.39	12.34	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT Opportunity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2023[1]
Apple, Inc.	5.87
Alphabet, Inc. Class C	4.56
Amazon.com, Inc.	4.19
Salesforce, Inc.	3.40
Mastercard, Inc. Class A	2.78
Texas Instruments, Inc.	2.75
Meta Platforms, Inc. Class A	2.65
Marvell Technology, Inc.	2.18
Carlisle Cos., Inc.	2.17
Fortive Corp.	2.05

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring VT Opportunity Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,174.00	$4.04	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,172.50	$5.39	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.82%
Communication services: 7.21%
Interactive media & services: 7.21%
Alphabet, Inc. Class C†	67,063	$8,112,611
Meta Platforms, Inc. Class A†	16,459	4,723,404
		12,836,015
Consumer discretionary: 8.59%
Broadline retail: 4.19%
Amazon.com, Inc.†	57,184	7,454,506
Internet & catalog retail: 0.16%
Farfetch Ltd. Class A†	47,770	288,531
Specialty retail: 3.23%
Burlington Stores, Inc.†	15,651	2,463,311
Home Depot, Inc.	10,562	3,280,979
		5,744,290
Textiles, apparel & luxury goods: 1.01%
Deckers Outdoor Corp.†	3,403	1,795,627
Consumer staples: 4.59%
Consumer staples distribution & retail: 3.05%
Dollar General Corp.	18,356	3,116,482
Sysco Corp.	31,237	2,317,785
		5,434,267
Household products: 1.54%
Church & Dwight Co., Inc.	27,274	2,733,673
Financials: 9.44%
Capital markets: 5.01%
Charles Schwab Corp.	53,449	3,029,489
Intercontinental Exchange, Inc.	23,397	2,645,733
S&P Global, Inc.	8,099	3,246,808
		8,922,030
Financial services: 2.78%
Mastercard, Inc. Class A	12,591	4,952,041
Insurance: 1.65%
Marsh & McLennan Cos., Inc.	15,602	2,934,424
Health care: 10.40%
Health care equipment & supplies: 4.76%
Align Technology, Inc.†	5,991	2,118,657
Boston Scientific Corp.†	40,233	2,176,203
LivaNova PLC†	41,053	2,111,356
Medtronic PLC	23,313	2,053,875
		8,460,091
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 1.59%
UnitedHealth Group, Inc.	5,893	$2,832,412
Health care technology: 0.65%
Schrodinger, Inc.†	23,282	1,162,238
Life sciences tools & services: 3.40%
Agilent Technologies, Inc.	13,181	1,585,015
Bio-Rad Laboratories, Inc. Class A†	4,907	1,860,342
Thermo Fisher Scientific, Inc.	4,987	2,601,967
		6,047,324
Industrials: 20.56%
Aerospace & defense: 1.88%
MTU Aero Engines AG	12,878	3,340,155
Building products: 3.59%
AZEK Co., Inc.†	83,539	2,530,396
Carlisle Cos., Inc.	15,083	3,869,242
		6,399,638
Commercial services & supplies: 1.64%
Republic Services, Inc.	19,057	2,918,961
Electrical equipment: 0.83%
Regal Rexnord Corp.	9,586	1,475,285
Machinery: 3.95%
Fortive Corp.	48,861	3,653,337
Ingersoll Rand, Inc.	35,202	2,300,803
SPX Technologies, Inc.†	12,663	1,075,975
		7,030,115
Professional services: 5.30%
CoStar Group, Inc.†	30,521	2,716,369
Dun & Bradstreet Holdings, Inc.	173,280	2,004,850
Genpact Ltd.	50,935	1,913,628
TransUnion	35,625	2,790,506
		9,425,353
Trading companies & distributors: 3.37%
Air Lease Corp.	61,959	2,592,984
United Rentals, Inc.	7,656	3,409,753
		6,002,737
Information technology: 24.96%
Electronic equipment, instruments & components: 3.18%
Amphenol Corp. Class A	40,281	3,421,871
Teledyne Technologies, Inc.†	5,436	2,234,794
		5,656,665
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.93%
Marvell Technology, Inc.	64,950	$3,882,711
Texas Instruments, Inc.	27,186	4,894,024
		8,776,735
Software: 10.98%
Black Knight, Inc.†	24,731	1,477,183
Palo Alto Networks, Inc.†	9,917	2,533,893
Riskified Ltd. Class A	64,047	311,268
Salesforce, Inc.†	28,674	6,057,669
ServiceNow, Inc.†	5,092	2,861,551
Splunk, Inc.†	29,631	3,143,553
Workday, Inc. Class A†	13,995	3,161,330
		19,546,447
Technology hardware, storage & peripherals: 5.87%
Apple, Inc.	53,869	10,448,970
Materials: 5.55%
Chemicals: 4.62%
Ashland, Inc.	28,275	2,457,380
Olin Corp.	54,134	2,781,946
Sherwin-Williams Co.	11,265	2,991,083
		8,230,409
Metals & mining: 0.93%
Steel Dynamics, Inc.	15,111	1,646,041
Real estate: 7.52%
Industrial REITs : 1.46%
Prologis, Inc.	21,133	2,591,540
Residential REITs : 1.64%
Sun Communities, Inc.	22,388	2,920,739
Specialized REITs : 4.42%
American Tower Corp.	12,802	2,482,820
Equinix, Inc.	3,698	2,899,010
VICI Properties, Inc.	79,131	2,487,087
		7,868,917
Total common stocks (Cost $123,855,827)		175,876,176
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.67%
Investment companies: 1.67%
Allspring Government Money Market Fund Select Class♠∞		5.02%	2,980,412	$2,980,412
Total short-term investments (Cost $2,980,412)				2,980,412
Total investments in securities (Cost $126,836,239)	100.49%			178,856,588
Other assets and liabilities, net	(0.49)			(879,047)
Total net assets	100.00%			$177,977,541

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,607,162	$12,006,667	$(11,633,417)	$0	$0	$2,980,412	2,980,412	$59,085
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Opportunity Fund

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $123,855,827)	$175,876,176
Investments in affiliated securities, at value (cost $2,980,412)	2,980,412
Receivable for investments sold	337,895
Receivable for dividends	168,236
Receivable for Fund shares sold	7,798
Prepaid expenses and other assets	497
Total assets	179,371,014
Liabilities
Payable for investments purchased	1,057,183
Payable for Fund shares redeemed	144,143
Management fee payable	92,950
Distribution fee payable	31,831
Administration fees payable	12,101
Trustees’ fees and expenses payable	7,258
Accrued expenses and other liabilities	48,007
Total liabilities	1,393,473
Total net assets	$177,977,541
Net assets consist of
Paid-in capital	$105,758,057
Total distributable earnings	72,219,484
Total net assets	$177,977,541
Computation of net asset value per share
Net assets–Class 1	$28,111,589
Shares outstanding–Class 1[1]	1,076,545
Net asset value per share–Class 1	$26.11
Net assets–Class 2	$149,865,952
Shares outstanding–Class 2[1]	5,726,337
Net asset value per share–Class 2	$26.17

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund  | 13

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,400)	$810,526
Income from affiliated securities	59,085
Interest	34
Total investment income	869,645
Expenses
Management fee	584,482
Administration fees
Class 1	10,513
Class 2	56,285
Distribution fee
Class 2	175,588
Custody and accounting fees	9,893
Professional fees	28,120
Shareholder report expenses	2,004
Trustees’ fees and expenses	2,026
Other fees and expenses	2,431
Total expenses	871,342
Less: Fee waivers and/or expense reimbursements
Fund-level	(69,222)
Net expenses	802,120
Net investment income	67,525
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	6,266,811
Foreign currency and foreign currency translations	(3,335)
Net realized gains on investments	6,263,476
Net change in unrealized gains (losses) on
Unaffiliated securities	20,532,571
Foreign currency and foreign currency translations	116
Net change in unrealized gains (losses) on investments	20,532,687
Net realized and unrealized gains (losses) on investments	26,796,163
Net increase in net assets resulting from operations	$26,863,688
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Opportunity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment income (loss)		$67,525		$(176,464)
Net realized gains on investments		6,263,476		14,366,380
Net change in unrealized gains (losses) on investments		20,532,687		(58,993,467)
Net increase (decrease) in net assets resulting from operations		26,863,688		(44,803,551)
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(5,397,089)
Class 2		0		(28,508,608)
Total distributions to shareholders		0		(33,905,697)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	17,834	433,007	19,855	524,201
Class 2	51,661	1,246,571	65,477	1,762,168
		1,679,578		2,286,369
Reinvestment of distributions
Class 1	0	0	235,167	5,397,089
Class 2	0	0	1,236,279	28,508,608
		0		33,905,697
Payment for shares redeemed
Class 1	(72,166)	(1,736,272)	(107,448)	(2,803,006)
Class 2	(342,022)	(8,249,360)	(599,805)	(16,380,805)
		(9,985,632)		(19,183,811)
Net increase (decrease) in net assets resulting from capital share transactions		(8,306,054)		17,008,255
Total increase (decrease) in net assets		18,557,634		(61,700,993)
Net assets
Beginning of period		159,419,907		221,120,900
End of period		$177,977,541		$159,419,907
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund  | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 1		2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.24	$34.96	$29.48	$26.56	$22.76	$27.05
Net investment income (loss)	0.04	0.03	(0.01)	0.09	0.17	0.15
Net realized and unrealized gains (losses) on investments	3.83	(7.06)	7.25	5.03	6.84	(1.69)
Total from investment operations	3.87	(7.03)	7.24	5.12	7.01	(1.54)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	(0.19)	(0.15)	(0.12)
Net realized gains	0.00	(5.69)	(1.68)	(2.01)	(3.06)	(2.63)
Total distributions to shareholders	0.00	(5.69)	(1.76)	(2.20)	(3.21)	(2.75)
Net asset value, end of period	$26.11	$22.24	$34.96	$29.48	$26.56	$22.76
Total return[1]	17.40%	(20.61)%	25.06%	21.32%	31.81%	(6.93)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.87%	0.84%	0.86%	0.85%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.29%	0.11%	(0.02)%	0.31%	0.67%	0.52%
Supplemental data
Portfolio turnover rate	11%	26%	27%	42%	25%	31%
Net assets, end of period (000s omitted)	$28,112	$25,149	$34,376	$32,066	$30,811	$27,165

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.32	$35.14	$29.63	$26.68	$22.85	$27.14
Net investment income (loss)	0.01	(0.03)	(0.09)	0.03	0.11	0.08
Net realized and unrealized gains (losses) on investments	3.84	(7.10)	7.29	5.05	6.86	(1.69)
Total from investment operations	3.85	(7.13)	7.20	5.08	6.97	(1.61)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.12)	(0.08)	(0.05)
Net realized gains	0.00	(5.69)	(1.68)	(2.01)	(3.06)	(2.63)
Total distributions to shareholders	0.00	(5.69)	(1.69)	(2.13)	(3.14)	(2.68)
Net asset value, end of period	$26.17	$22.32	$35.14	$29.63	$26.68	$22.85
Total return[1]	17.25%	(20.81)%	24.78%	21.00%	31.46%	(7.15)%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.12%	1.10%	1.11%	1.10%	1.09%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.04%	(0.14)%	(0.27)%	0.06%	0.42%	0.27%
Supplemental data
Portfolio turnover rate	11%	26%	27%	42%	25%	31%
Net assets, end of period (000s omitted)	$149,866	$134,271	$186,745	$167,338	$158,216	$134,972

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund  | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
18 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $126,799,252 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$55,912,945
Gross unrealized losses	(3,855,609)
Net unrealized gains	$52,057,336
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Opportunity Fund  | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,836,015	$0	$0	$12,836,015
Consumer discretionary	15,282,954	0	0	15,282,954
Consumer staples	8,167,940	0	0	8,167,940
Financials	16,808,495	0	0	16,808,495
Health care	18,502,065	0	0	18,502,065
Industrials	33,252,089	3,340,155	0	36,592,244
Information technology	44,428,817	0	0	44,428,817
Materials	9,876,450	0	0	9,876,450
Real estate	13,381,196	0	0	13,381,196
Short-term investments
Investment companies	2,980,412	0	0	2,980,412
Total assets	$175,516,433	$3,340,155	$0	$178,856,588
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
20 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $18,362,266 and $26,139,073, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT Opportunity Fund  | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring VT Opportunity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

Allspring VT Opportunity Fund  | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24 | Allspring VT Opportunity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT Opportunity Fund  | 25

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring VT Opportunity Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review except the one-year period, which was lower than the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the Fund’s expense Group for Class 2, but higher than the sum of the average rates for the Fund’s expense Group for Class 1.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring VT Opportunity Fund  | 27

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring VT Opportunity Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT Opportunity Fund  | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-uikqsspz 08-23
SAR3020 06-23

Allspring VT Small Cap Growth Fund
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring VT Small Cap Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring VT Small Cap Growth Fund for the six-month period that ended June 30, 2023. Globally, stocks and bonds rebounded after a challenging period despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of gradually declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the positive impact of China removing its strict COVID-19 lockdowns. For the six-month period, domestic U.S. and global stocks had strong results while bonds had more muted gains. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. However, ongoing rate hikes were a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 16.89%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 9.47% while the MSCI EM Index (Net) (USD)3 returned 4.89%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.09%, the Bloomberg Global Aggregate ex-USD (unhedged) Index5 gained 0.83%, the Bloomberg Municipal Bond Index6 gained 2.67%, and the ICE BofA U.S. High Yield Index7 returned 5.45%.
Despite high inflation and central bank rate hikes, markets rallied.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate was not falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank (ECB) both raised rates by 0.50%.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD (unhedged) Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring VT Small Cap Growth Fund

Letter to shareholders (unaudited)
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-260-5969.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring VT Small Cap Growth Fund  | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring VT Small Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	7-16-2010	12.18	5.56	9.84	0.94	0.94
Class 2	5-1-1995	11.89	5.29	9.57	1.19	1.19
Russell 2000® Growth Index[3]	–	18.53	4.22	8.83	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through April 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.95% for Class 1 shares and 1.20% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring VT Small Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2023[1]
SPS Commerce, Inc.	4.38
TransMedics Group, Inc.	4.20
Novanta, Inc.	3.44
Kinsale Capital Group, Inc.	3.27
elf Beauty, Inc.	3.20
Casella Waste Systems, Inc. Class A	2.51
SPX Technologies, Inc.	2.32
Applied Industrial Technologies, Inc.	2.26
Shoals Technologies Group, Inc. Class A	2.21
Inspire Medical Systems, Inc.	2.20

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2023[1]

29%
Information technology
23%
Health care
21%
Industrials
9%
Consumer discretionary
8%
Financials
8%
Consumer staples
2%
Energy

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring VT Small Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$1,092.00	$4.72	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Class 2
Actual	$1,000.00	$1,090.10	$6.01	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81	1.16%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.76%
Communication services: 0.30%
Media: 0.30%
Thryv Holdings, Inc.†	38,200	$939,720
Consumer discretionary: 9.05%
Automobile components: 0.90%
Fox Factory Holding Corp.†	25,810	2,800,643
Diversified consumer services: 1.01%
Bright Horizons Family Solutions, Inc.†	33,771	3,122,129
Hotels, restaurants & leisure: 4.02%
First Watch Restaurant Group, Inc.†	155,634	2,630,214
Hilton Grand Vacations, Inc.†	129,702	5,893,659
Wingstop, Inc.	19,954	3,993,993
		12,517,866
Specialty retail: 2.29%
Boot Barn Holdings, Inc.†	73,300	6,207,777
Leslie’s, Inc.†	98,792	927,657
		7,135,434
Textiles, apparel & luxury goods: 0.83%
Crocs, Inc.†	22,946	2,580,048
Consumer staples: 8.07%
Beverages: 2.11%
Celsius Holdings, Inc.†	25,100	3,744,669
Duckhorn Portfolio, Inc.†	90,865	1,178,519
MGP Ingredients, Inc.	15,365	1,632,992
		6,556,180
Consumer staples distribution & retail : 1.58%
Chefs’ Warehouse, Inc.†	137,170	4,905,199
Food products: 1.18%
Simply Good Foods Co.†	100,699	3,684,577
Personal care products: 3.20%
elf Beauty, Inc.†	87,310	9,973,421
Energy: 2.27%
Energy equipment & services: 0.94%
Helmerich & Payne, Inc.	83,000	2,942,350
Oil, gas & consumable fuels: 1.33%
Matador Resources Co.	29,900	1,564,368
Viper Energy Partners LP	95,800	2,570,314
		4,134,682
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Financials: 8.33%
Financial services: 3.81%
Flywire Corp.†	147,731	$4,585,570
I3 Verticals, Inc. Class A†	61,653	1,409,387
Shift4 Payments, Inc. Class A†	86,169	5,851,737
		11,846,694
Insurance: 4.52%
Goosehead Insurance, Inc. Class A†	61,963	3,896,853
Kinsale Capital Group, Inc.	27,148	10,158,782
		14,055,635
Health care: 22.16%
Biotechnology: 2.55%
Apellis Pharmaceuticals, Inc.†	25,314	2,306,105
Cytokinetics, Inc.†	4,491	146,496
Immunocore Holdings PLC ADR†	25,464	1,526,822
Madrigal Pharmaceuticals, Inc.†	1,538	355,278
Vericel Corp.†	96,049	3,608,561
		7,943,262
Health care equipment & supplies: 13.96%
Axonics, Inc.†	25,300	1,276,891
Establishment Labs Holdings, Inc.†	33,816	2,320,116
Inari Medical, Inc.†	30,827	1,792,282
Inspire Medical Systems, Inc.†	21,074	6,841,463
iRhythm Technologies, Inc.†	28,207	2,942,554
Outset Medical, Inc.†	93,789	2,051,165
PROCEPT BioRobotics Corp.†	36,543	1,291,795
RxSight, Inc.†	16,100	463,680
Shockwave Medical, Inc.†	9,944	2,838,117
SI-BONE, Inc.†	158,569	4,278,192
TransMedics Group, Inc.†	155,632	13,069,975
Treace Medical Concepts, Inc.†	166,520	4,259,582
		43,425,812
Health care providers & services: 2.76%
Castle Biosciences, Inc.†	90,733	1,244,857
HealthEquity, Inc.†	23,500	1,483,790
Hims & Hers Health, Inc.†	321,162	3,018,923
RadNet, Inc.†	86,434	2,819,477
		8,567,047
Health care technology: 1.41%
Evolent Health, Inc. Class A†	100,374	3,041,332
Phreesia, Inc.†	43,612	1,352,408
		4,393,740
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 1.48%
Axsome Therapeutics, Inc.†	24,500	$1,760,570
Revance Therapeutics, Inc.†	112,682	2,851,982
		4,612,552
Industrials: 20.35%
Aerospace & defense: 1.55%
Hexcel Corp.	63,303	4,812,294
Building products: 2.55%
AZEK Co., Inc.†	169,529	5,135,033
Zurn Elkay Water Solutions Corp. Class C	104,050	2,797,905
		7,932,938
Commercial services & supplies: 2.89%
Casella Waste Systems, Inc. Class A†	86,493	7,823,292
Cimpress PLC†	19,691	1,171,221
		8,994,513
Construction & engineering: 0.55%
Construction Partners, Inc. Class A†	54,851	1,721,773
Electrical equipment: 2.51%
Array Technologies, Inc.†	13,600	307,360
NEXTracker, Inc. Class A†	15,765	627,604
Shoals Technologies Group, Inc. Class A†	269,105	6,878,324
		7,813,288
Ground transportation: 1.68%
Marten Transport Ltd.	115,370	2,480,455
Saia, Inc.†	8,003	2,740,307
		5,220,762
Machinery: 2.32%
SPX Technologies, Inc.†	84,902	7,214,123
Professional services: 2.48%
ASGN, Inc.†	34,741	2,627,462
Paycor HCM, Inc.†	215,134	5,092,222
		7,719,684
Trading companies & distributors: 3.82%
Applied Industrial Technologies, Inc.	48,565	7,033,669
SiteOne Landscape Supply, Inc.†	29,001	4,853,607
		11,887,276
Information technology: 28.23%
Communications equipment: 3.02%
Calix, Inc.†	125,997	6,288,511
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Communications equipment (continued)
Extreme Networks, Inc.†	30,100	$784,105
Harmonic, Inc.†	144,112	2,330,291
		9,402,907
Electronic equipment, instruments & components: 3.44%
Novanta, Inc.†	58,057	10,688,294
IT services: 2.35%
DigitalOcean Holdings, Inc.†	166,503	6,683,430
Endava PLC ADR†	12,234	633,599
		7,317,029
Semiconductors & semiconductor equipment: 7.29%
Allegro MicroSystems, Inc.†	89,916	4,058,808
Diodes, Inc.†	55,667	5,148,641
Impinj, Inc.†	50,100	4,491,465
Semtech Corp.†	24,650	627,589
Silicon Laboratories, Inc.†	24,406	3,849,803
SiTime Corp.†	38,253	4,512,706
		22,689,012
Software: 12.13%
Clearwater Analytics Holdings, Inc. Class A†	148,027	2,349,189
CyberArk Software Ltd.†	24,971	3,903,717
EngageSmart, Inc.†	237,147	4,527,136
Five9, Inc.†	77,634	6,400,923
PowerSchool Holdings, Inc. Class A†	76,481	1,463,846
Sprout Social, Inc. Class A†	118,769	5,482,377
SPS Commerce, Inc.†	70,890	13,615,133
		37,742,321
Total common stocks (Cost $252,968,905)		307,293,205

		Yield
Short-term investments: 1.89%
Investment companies: 1.89%
Allspring Government Money Market Fund Select Class♠∞		5.02%	5,871,520	5,871,520
Total short-term investments (Cost $5,871,520)				5,871,520
Total investments in securities (Cost $258,840,425)	100.65%			313,164,725
Other assets and liabilities, net	(0.65)			(2,030,282)
Total net assets	100.00%			$311,134,443

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,239,144	$49,404,316	$(47,771,940)	$0	$0	$5,871,520	5,871,520	$134,642
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,138,297	9,115,875	(11,254,178)	78	(72)	0	0	7,951 [1]
				$78	$(72)	$5,871,520		$142,593

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund  | 13

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $252,968,905)	$307,293,205
Investments in affiliated securities, at value (cost $5,871,520)	5,871,520
Receivable for investments sold	2,629,065
Receivable for dividends	37,120
Receivable for Fund shares sold	11,350
Prepaid expenses and other assets	4,306
Total assets	315,846,566
Liabilities
Payable for investments purchased	3,741,035
Payable for Fund shares redeemed	622,855
Management fee payable	209,950
Distribution fee payable	60,715
Administration fees payable	20,995
Accrued expenses and other liabilities	56,573
Total liabilities	4,712,123
Total net assets	$311,134,443
Net assets consist of
Paid-in capital	$279,490,242
Total distributable earnings	31,644,201
Total net assets	$311,134,443
Computation of net asset value per share
Net assets–Class 1	$21,915,144
Shares outstanding–Class 1[1]	2,496,785
Net asset value per share–Class 1	$8.78
Net assets–Class 2	$289,219,299
Shares outstanding–Class 2[1]	35,152,381
Net asset value per share–Class 2	$8.23

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Small Cap Growth Fund

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$353,543
Income from affiliated securities	135,304
Interest	134
Total investment income	488,981
Expenses
Management fee	1,176,450
Administration fees
Class 1	8,278
Class 2	109,367
Distribution fee
Class 2	339,793
Custody and accounting fees	9,155
Professional fees	23,947
Shareholder report expenses	2,352
Trustees’ fees and expenses	9,365
Other fees and expenses	2,559
Total expenses	1,681,266
Net investment loss	(1,192,285)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(5,275,346)
Affiliated securities	78
Net realized losses on investments	(5,275,268)
Net change in unrealized gains (losses) on
Unaffiliated securities	32,173,446
Affiliated securities	(72)
Net change in unrealized gains (losses) on investments	32,173,374
Net realized and unrealized gains (losses) on investments	26,898,106
Net increase in net assets resulting from operations	$25,705,821
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund  | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment loss		$(1,192,285)		$(2,758,598)
Net realized losses on investments		(5,275,268)		(16,006,885)
Net change in unrealized gains (losses) on investments		32,173,374		(135,569,670)
Net increase (decrease) in net assets resulting from operations		25,705,821		(154,335,153)
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(4,061,029)
Class 2		0		(51,742,025)
Total distributions to shareholders		0		(55,803,054)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	192,922	1,615,117	354,012	3,588,220
Class 2	1,749,266	13,785,482	3,506,997	35,910,165
		15,400,599		39,498,385
Reinvestment of distributions
Class 1	0	0	484,032	4,061,029
Class 2	0	0	6,566,247	51,742,025
		0		55,803,054
Payment for shares redeemed
Class 1	(202,438)	(1,714,414)	(717,144)	(6,701,122)
Class 2	(1,691,285)	(13,356,190)	(4,508,339)	(43,250,183)
		(15,070,604)		(49,951,305)
Net increase in net assets resulting from capital share transactions		329,995		45,350,134
Total increase (decrease) in net assets		26,035,816		(164,788,073)
Net assets
Beginning of period		285,098,627		449,886,700
End of period		$311,134,443		$285,098,627
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Small Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 1		2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.04	$14.76	$15.35	$10.29	$9.66	$10.43
Net investment loss	(0.02)	(0.07)[1]	(0.12)[1]	(0.09)	(0.07)[1]	(0.05)
Net realized and unrealized gains (losses) on investments	0.76	(4.92)	1.26	5.80	2.51	0.40
Total from investment operations	0.74	(4.99)	1.14	5.71	2.44	0.35
Distributions to shareholders from
Net realized gains	0.00	(1.73)	(1.73)	(0.65)	(1.81)	(1.12)
Net asset value, end of period	$8.78	$8.04	$14.76	$15.35	$10.29	$9.66
Total return[2]	9.20%	(34.30)%	7.93%	58.09%	25.31%	1.48%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.94%	0.92%	0.93%	0.93%	0.92%
Net expenses	0.91%	0.94%	0.92%	0.93%	0.93%	0.92%
Net investment loss	(0.58)%	(0.63)%	(0.78)%	(0.76)%	(0.69)%	(0.59)%
Supplemental data
Portfolio turnover rate	45%	61%	46%	51%	62%	68%
Net assets, end of period (000s omitted)	$21,915	$20,160	$35,204	$35,128	$22,925	$19,801

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
Class 2		2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.55	$14.04	$14.72	$9.91	$9.38	$10.18
Net investment loss	(0.03)	(0.09)[1]	(0.14)	(0.11)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	0.71	(4.67)	1.19	5.57	2.43	0.41
Total from investment operations	0.68	(4.76)	1.05	5.46	2.34	0.32
Distributions to shareholders from
Net realized gains	0.00	(1.73)	(1.73)	(0.65)	(1.81)	(1.12)
Net asset value, end of period	$8.23	$7.55	$14.04	$14.72	$9.91	$9.38
Total return[2]	9.01%	(34.42)%	7.64%	57.78%	24.83%	1.20%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.19%	1.17%	1.18%	1.18%	1.17%
Net expenses	1.16%	1.19%	1.17%	1.18%	1.18%	1.17%
Net investment loss	(0.83)%	(0.87)%	(1.03)%	(1.00)%	(0.95)%	(0.84)%
Supplemental data
Portfolio turnover rate	45%	61%	46%	51%	62%	68%
Net assets, end of period (000s omitted)	$289,219	$264,938	$414,683	$392,316	$269,657	$243,038

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Small Cap Growth Fund  | 19

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $258,605,654 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$68,614,485
Gross unrealized losses	(14,055,414)
Net unrealized gains	$54,559,071
As of December 31, 2022, the Fund had capital loss carryforwards which consisted of $15,475,956 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$939,720	$0	$0	$939,720
Consumer discretionary	28,156,120	0	0	28,156,120
Consumer staples	25,119,377	0	0	25,119,377
Energy	7,077,032	0	0	7,077,032
Financials	25,902,329	0	0	25,902,329
Health care	68,942,413	0	0	68,942,413
Industrials	63,316,651	0	0	63,316,651
Information technology	87,839,563	0	0	87,839,563
Short-term investments
Investment companies	5,871,520	0	0	5,871,520
Total assets	$313,164,725	$0	$0	$313,164,725
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 2023, the Fund did not have transfers into/out of Level 3.
20 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2023, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $131,298,150 and $132,071,039, respectively.
Allspring VT Small Cap Growth Fund  | 21

Notes to financial statements (unaudited)
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Small Cap Growth Fund  | 23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at allspringglobal.com.

24 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT Small Cap Growth Fund  | 25

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Small Cap Growth Fund  | 27

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of its Universe for all periods under review, except the one-year period was lower than the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Growth Index, for all periods under review except the one-year period, which was lower than its benchmark index.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Small Cap Growth Fund  | 29

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30 | Allspring VT Small Cap Growth Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-lpuzwqrl 08-23
SAR3003 06-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2023

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 24, 2023